UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Dynamic Funds

S&P 500 2x Strategy Fund
Inverse S&P 500 2x Strategy Fund
NASDAQ-100(R) 2x Strategy Fund
Inverse NASDAQ-100(R) 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000 2x Strategy Fund
Inverse Russell 2000 2x Strategy Fund

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4%
Information Technology - 6.5%
Microsoft Corporation	75,440	$2,208,129
Apple, Inc.*	8,970	2,107,322
International Business Machines Corporation	12,840	1,646,730
Cisco Systems, Inc.*	56,610	1,473,558
Google, Inc. — Class A*	2,390	1,355,154
Hewlett-Packard Company	23,280	1,237,332
Intel Corporation	54,620	1,215,841
Oracle Corporation	38,650	992,919
QUALCOMM, Inc.	16,616	697,706
Visa, Inc. — Class A	4,410	401,442
EMC Corporation*	20,300	366,212
Corning, Inc.	15,410	311,436
eBay, Inc.*	11,170	301,031
Texas Instruments, Inc.	12,280	300,492
Dell, Inc.*	17,020	255,470
Mastercard, Inc. — Class A	950	241,300
Automatic Data Processing, Inc.	4,990	221,905
Yahoo!, Inc.*	11,770	194,558
Adobe Systems, Inc.*	5,176	183,075
Applied Materials, Inc.	13,280	179,014
Motorola, Inc.*	22,870	160,547
Juniper Networks, Inc.*	5,200	159,536
Cognizant Technology Solutions Corporation — Class A*	2,936	149,677
Broadcom Corporation — Class A	4,256	141,214
Symantec Corporation*	7,970	134,852
Xerox Corporation	13,370	130,358
Agilent Technologies, Inc.*	3,450	118,645
Western Union Company	6,750	114,480
NetApp, Inc.*	3,413	111,127
Intuit, Inc.*	3,100	106,454
Paychex, Inc.	3,180	97,626
NVIDIA Corporation*	5,486	95,347
CA, Inc.	3,910	91,768
Western Digital Corporation*	2,259	88,078
Micron Technology, Inc.*	8,410	87,380
Citrix Systems, Inc.*	1,823	86,538
Analog Devices, Inc.	2,940	84,731
Computer Sciences Corporation*	1,519	82,770
Salesforce.com, Inc.*	1,090	81,151
SanDisk Corporation*	2,260	78,264
Fiserv, Inc.*	1,510	76,648
Fidelity National Information Services, Inc.	3,260	76,414
Amphenol Corporation — Class A	1,710	72,145
Altera Corporation	2,943	71,544
Xilinx, Inc.	2,740	69,870
BMC Software, Inc.*	1,810	68,780
Autodesk, Inc.*	2,270	66,783
McAfee, Inc.*	1,566	62,844
Linear Technology Corporation	2,210	62,499
Harris Corporation	1,290	61,262
Electronic Arts, Inc.*	3,227	60,216
Red Hat, Inc.*	1,869	54,706
Akamai Technologies, Inc.*	1,700	53,397
SAIC, Inc.*	3,010	53,277

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Information Technology - 6.5% (continued)
KLA-Tencor Corporation	1,700	$52,564
Advanced Micro Devices, Inc.*	5,580	51,727
Microchip Technology, Inc.	1,816	51,139
Teradata Corporation*	1,650	47,669
VeriSign, Inc.*	1,810	47,078
FLIR Systems, Inc.*	1,510	42,582
LSI Corporation*	6,490	39,719
MEMC Electronic Materials, Inc.*	2,246	34,431
National Semiconductor Corporation	2,351	33,972
Jabil Circuit, Inc.	1,911	30,939
Total System Services, Inc.	1,946	30,474
Tellabs, Inc.	3,800	28,766
Molex, Inc.	1,340	27,952
Lexmark International, Inc. — Class A*	770	27,782
JDS Uniphase Corporation*	2,213	27,729
Novellus Systems, Inc.*	950	23,750
QLogic Corporation*	1,130	22,939
Monster Worldwide, Inc.*	1,240	20,596
Novell, Inc.*	3,436	20,582
Teradyne, Inc.*	1,750	19,548
Compuware Corporation*	2,250	18,900

Total Information Technology		19,702,392

Financials - 5.7%
Bank of America Corporation	99,190	1,770,541
JPMorgan Chase & Company	39,280	1,757,780
Wells Fargo & Company	51,214	1,593,780
Berkshire Hathaway, Inc. — Class B*	16,360	1,329,577
Goldman Sachs Group, Inc.	5,200	887,276
Citigroup, Inc.*	194,281	786,838
US Bancorp	18,920	489,650
American Express Company	11,829	488,065
Morgan Stanley	13,820	404,788
Bank of New York Mellon Corporation	11,950	369,016
MetLife, Inc.	8,096	350,881
PNC Financial Services Group, Inc.	5,110	305,067
Prudential Financial, Inc.	4,603	278,481
Travelers Companies, Inc.	5,080	274,015
Aflac, Inc.	4,640	251,906
Simon Property Group, Inc.	2,866	240,457
BB&T Corporation	6,833	221,321
State Street Corporation	4,896	221,005
CME Group, Inc. — Class A	660	208,633
Capital One Financial Corporation	4,500	186,345
Charles Schwab Corporation	9,670	180,732
Allstate Corporation	5,310	171,566
Chubb Corporation	3,250	168,512
Franklin Resources, Inc.	1,466	162,579
T. Rowe Price Group, Inc.	2,556	140,401
SunTrust Banks, Inc.	4,940	132,343
Northern Trust Corporation	2,393	132,237
Loews Corporation	3,510	130,853

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Financials - 5.7% (continued)
Marsh & McLennan Companies, Inc.	5,260	$128,449
Progressive Corporation	6,640	126,758
Hartford Financial Services Group, Inc.	4,390	124,764
Public Storage	1,340	123,267
Vornado Realty Trust	1,560	118,092
Ameriprise Financial, Inc.	2,530	114,761
AON Corporation	2,640	112,754
Equity Residential	2,790	109,228
Fifth Third Bancorp	7,860	106,817
Boston Properties, Inc.	1,370	103,353
HCP, Inc.	2,906	95,898
Host Hotels & Resorts, Inc.	6,462	94,668
Invesco, Ltd.	4,240	92,898
Regions Financial Corporation	11,790	92,552
Principal Financial Group, Inc.	3,156	92,187
Lincoln National Corporation	2,990	91,793
Genworth Financial, Inc. — Class A*	4,840	88,766
IntercontinentalExchange, Inc.*	730	81,891
Unum Group	3,293	81,568
Discover Financial Services	5,369	79,998
NYSE Euronext	2,583	76,483
Ventas, Inc.	1,547	73,452
AvalonBay Communities, Inc.	806	69,598
KeyCorp	8,680	67,270
Hudson City Bancorp, Inc.	4,693	66,453
Comerica, Inc.	1,720	65,429
M&T Bank Corporation	816	64,774
XL Capital, Ltd. — Class A	3,380	63,882
Kimco Realty Corporation	4,010	62,716
Plum Creek Timber Company, Inc.	1,610	62,645
ProLogis	4,686	61,855
SLM Corporation*	4,790	59,971
Moody’s Corporation	1,935	57,566
People’s United Financial, Inc.	3,670	57,399
Health Care REIT, Inc.	1,217	55,045
Leucadia National Corporation*	1,880	46,643
Cincinnati Financial Corporation	1,609	46,500
Legg Mason, Inc.	1,606	46,044
American International Group, Inc.*	1,330	45,406
Torchmark Corporation	820	43,878
CB Richard Ellis Group, Inc. — Class A*	2,670	42,319
Marshall & Ilsley Corporation	5,213	41,965
Assurant, Inc.	1,150	39,537
Huntington Bancshares, Inc.	7,080	38,020
Zions Bancorporation	1,490	32,512
First Horizon National Corporation*	2,228	31,303
NASDAQ OMX Group, Inc.*	1,460	30,835
Janus Capital Group, Inc.	1,820	26,008
E*Trade Financial Corporation*	15,740	25,971

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Financials - 5.7% (continued)
Federated Investors, Inc. — Class B	880	$23,214
Apartment Investment & Management Company — Class A	1,160	21,356

Total Financials		17,241,156

Health Care - 4.2%
Johnson & Johnson	27,210	1,774,092
Pfizer, Inc.	79,790	1,368,398
Merck & Company, Inc.	30,800	1,150,380
Abbott Laboratories	15,350	808,638
Amgen, Inc.*	9,680	578,477
Medtronic, Inc.	10,920	491,728
Bristol-Myers Squibb Company	16,946	452,458
Gilead Sciences, Inc.*	8,926	405,954
UnitedHealth Group, Inc.	11,440	373,745
Eli Lilly & Company	10,030	363,287
Baxter International, Inc.	5,960	346,872
Medco Health Solutions, Inc.*	4,590	296,330
WellPoint, Inc.*	4,390	282,628
Celgene Corporation*	4,550	281,918
Express Scripts, Inc. — Class A*	2,720	276,787
Thermo Fisher Scientific, Inc.*	4,053	208,486
Allergan, Inc.	3,040	198,573
Becton Dickinson and Company	2,330	183,441
McKesson Corporation	2,656	174,552
Stryker Corporation	2,786	159,415
Biogen Idec, Inc.*	2,670	153,151
Aetna, Inc.	4,260	149,569
Genzyme Corporation*	2,630	136,313
St. Jude Medical, Inc.*	3,220	132,181
Intuitive Surgical, Inc.*	376	130,897
Cardinal Health, Inc.	3,570	128,627
Zimmer Holdings, Inc.*	2,110	124,912
Boston Scientific Corporation*	14,940	107,867
CIGNA Corporation	2,720	99,498
Forest Laboratories, Inc.*	2,986	93,641
Life Technologies Corporation*	1,785	93,302
Hospira, Inc.*	1,620	91,773
Quest Diagnostics, Inc.	1,490	86,852
CR Bard, Inc.	950	82,289
AmerisourceBergen Corporation — Class A	2,790	80,687
Laboratory Corporation of America Holdings*	1,040	78,738
Humana, Inc.*	1,680	78,574
Mylan, Inc.*	3,030	68,811
Varian Medical Systems, Inc.*	1,225	67,779
DaVita, Inc.*	1,020	64,668
Waters Corporation*	930	62,812
Millipore Corporation*	554	58,502
DENTSPLY International, Inc.	1,460	50,881
Cephalon, Inc.*	740	50,157
CareFusion Corporation*	1,750	46,253
Watson Pharmaceuticals, Inc.*	1,048	43,775
Coventry Health Care, Inc.*	1,460	36,091
King Pharmaceuticals, Inc.*	2,460	28,930

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Health Care - 4.2% (continued)
Patterson Companies, Inc.	920	$28,566
PerkinElmer, Inc.	1,160	27,724
Tenet Healthcare Corporation*	4,280	24,482

Total Health Care		12,684,461

Consumer Staples - 3.9%
Procter & Gamble Company	28,720	1,817,114
Coca-Cola Company	22,790	1,253,450
Wal-Mart Stores, Inc.	21,100	1,173,160
PepsiCo, Inc.	16,161	1,069,212
Philip Morris International, Inc.	18,600	970,176
Kraft Foods, Inc. — Class A	17,170	519,221
CVS Caremark Corporation	13,750	502,700
Altria Group, Inc.	20,573	422,158
Colgate-Palmolive Company	4,880	416,069
Walgreen Company	9,740	361,257
Costco Wholesale Corporation	4,340	259,141
Kimberly-Clark Corporation	4,116	258,814
General Mills, Inc.	3,260	230,775
Archer-Daniels-Midland Company	6,350	183,515
Sysco Corporation	5,856	172,752
Avon Products, Inc.	4,226	143,135
HJ Heinz Company	3,130	142,759
Kroger Company	6,430	139,274
Kellogg Company	2,516	134,430
Lorillard, Inc.	1,530	115,117
ConAgra Foods, Inc.	4,380	109,807
Mead Johnson Nutrition Company — Class A	2,016	104,892
Sara Lee Corporation	6,890	95,978
Safeway, Inc.	3,840	95,462
Reynolds American, Inc.	1,666	89,931
Clorox Company	1,390	89,155
Dr Pepper Snapple Group, Inc.	2,505	88,101
Coca-Cola Enterprises, Inc.	3,156	87,295
Estee Lauder Companies, Inc. — Class A	1,166	75,638
JM Smucker Company	1,183	71,288
Hershey Company	1,650	70,637
Molson Coors Brewing Company — Class B	1,569	65,992
Campbell Soup Company	1,860	65,751
Brown-Forman Corporation — Class B	1,070	63,611
Whole Foods Market, Inc.*	1,680	60,732
Tyson Foods, Inc. — Class A	3,016	57,756
McCormick & Company, Inc.	1,310	50,252
SUPERVALU, Inc.	2,096	34,961
Constellation Brands, Inc. — Class A*	1,970	32,387
Hormel Foods Corporation	687	28,861
Dean Foods Company*	1,792	28,116

Total Consumer Staples		11,750,832

Energy - 3.7%
Exxon Mobil Corporation	46,680	3,126,626
Chevron Corporation	19,860	1,505,984
ConocoPhillips	14,700	752,199
Schlumberger, Ltd.	11,830	750,732

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Energy - 3.7% (continued)
Occidental Petroleum Corporation	8,030	$678,856
Anadarko Petroleum Corporation	4,870	354,682
Apache Corporation	3,330	337,995
Devon Energy Corporation	4,420	284,781
XTO Energy, Inc.	5,765	271,993
Halliburton Company	8,946	269,543
EOG Resources, Inc.	2,496	231,978
Marathon Oil Corporation	7,000	221,480
Hess Corporation	2,883	180,332
National Oilwell Varco, Inc.	4,140	168,001
Chesapeake Energy Corporation	6,448	152,431
Spectra Energy Corporation	6,400	144,192
Baker Hughes, Inc.	3,076	144,080
Southwestern Energy Company*	3,420	139,262
Williams Companies, Inc.	5,770	133,287
Noble Energy, Inc.	1,716	125,268
Peabody Energy Corporation	2,656	121,379
Valero Energy Corporation	5,580	109,926
Murphy Oil Corporation	1,890	106,199
Smith International, Inc.	2,456	105,166
Cameron International Corporation*	2,420	103,721
Consol Energy, Inc.	2,170	92,572
FMC Technologies, Inc.*	1,206	77,944
El Paso Corporation	6,930	75,121
Range Resources Corporation	1,570	73,586
Denbury Resources, Inc.*	3,910	65,962
Pioneer Natural Resources Company	1,140	64,205
BJ Services Company	2,900	62,060
Diamond Offshore Drilling, Inc.	689	61,190
Nabors Industries, Ltd.*	2,813	55,219
Massey Energy Company	940	49,153
Helmerich & Payne, Inc.	1,050	39,984
Cabot Oil & Gas Corporation	1,020	37,536
Sunoco, Inc.	1,160	34,464
Rowan Companies, Inc.*	1,130	32,894
Tesoro Corporation	1,386	19,265

Total Energy		11,361,248

Industrials - 3.6%
General Electric Company	105,500	1,920,100
United Technologies Corporation	9,260	681,629
United Parcel Service, Inc. — Class B	9,820	632,506
3M Company	7,040	588,333
Boeing Company	7,480	543,123
Caterpillar, Inc.	6,183	388,602
Emerson Electric Company	7,440	374,530
Union Pacific Corporation	5,000	366,500
Honeywell International, Inc.	7,558	342,151
General Dynamics Corporation	3,810	294,132
FedEx Corporation	3,090	288,606
Lockheed Martin Corporation	3,120	259,646
Deere & Company	4,190	249,137
Raytheon Company	3,750	214,200
Danaher Corporation	2,586	206,647

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Industrials - 3.6% (continued)
Norfolk Southern Corporation	3,649	$203,943
CSX Corporation	3,860	196,474
Northrop Grumman Corporation	2,990	196,054
Illinois Tool Works, Inc.	3,820	180,915
Precision Castparts Corporation	1,400	177,394
Waste Management, Inc.	4,800	165,264
PACCAR, Inc.	3,600	156,024
Eaton Corporation	1,636	123,960
Cummins, Inc.	1,990	123,280
L-3 Communications Holdings, Inc. — Class 3	1,140	104,458
Parker Hannifin Corporation	1,590	102,937
ITT Corporation	1,814	97,249
Southwest Airlines Company	7,350	97,167
Rockwell Collins, Inc.	1,550	97,015
Republic Services, Inc. — Class A	3,200	92,864
CH Robinson Worldwide, Inc.	1,650	92,152
Goodrich Corporation	1,240	87,445
Dover Corporation	1,840	86,020
Fluor Corporation	1,770	82,323
Rockwell Automation, Inc.	1,409	79,411
Expeditors International of Washington, Inc.	2,096	77,384
WW Grainger, Inc.	610	65,953
Fastenal Company	1,300	62,387
Flowserve Corporation	550	60,649
First Solar, Inc.*	480	58,872
Textron, Inc.	2,696	57,236
Jacobs Engineering Group, Inc.*	1,226	55,403
Masco Corporation	3,550	55,096
Roper Industries, Inc.	926	53,560
Pitney Bowes, Inc.	2,050	50,122
Iron Mountain, Inc.	1,786	48,936
Pall Corporation	1,160	46,968
Stericycle, Inc.*	840	45,780
Robert Half International, Inc.	1,470	44,732
Equifax, Inc.	1,247	44,643
RR Donnelley & Sons Company	2,030	43,340
Avery Dennison Corporation	1,110	40,415
Quanta Services, Inc.*	2,076	39,776
Dun & Bradstreet Corporation	500	37,210
Cintas Corporation	1,300	36,517
Snap-On, Inc.	566	24,530
Ryder System, Inc.	530	20,543

Total Industrials		10,962,243

Consumer Discretionary - 3.5%
McDonald’s Corporation	10,640	709,901
Walt Disney Company	19,175	669,399
Home Depot, Inc.	16,810	543,804
Comcast Corporation — Class A	28,060	528,089
Amazon.com, Inc.*	3,380	458,767
Ford Motor Company*	33,296	418,531
Target Corporation	7,440	391,344
Time Warner, Inc.	11,370	355,540
Lowe’s Companies, Inc.	14,550	352,692
News Corporation — Class A	22,280	321,055
DIRECTV — Class A*	9,250	312,743

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Consumer Discretionary - 3.5% (continued)
NIKE, Inc. — Class B	3,860	$283,710
Johnson Controls, Inc.	6,643	219,153
Viacom, Inc. — Class B*	6,000	206,280
Time Warner Cable, Inc. — Class A	3,490	186,052
Starbucks Corporation	7,354	178,482
Yum! Brands, Inc.	4,636	177,698
TJX Companies, Inc.	4,150	176,458
Staples, Inc.	7,210	168,642
Carnival Corporation	4,290	166,795
Kohl’s Corporation*	3,030	165,983
Best Buy Company, Inc.	3,390	144,211
Coach, Inc.	3,110	122,907
Omnicom Group, Inc.	3,070	119,147
priceline.com, Inc.*	450	114,750
Bed Bath & Beyond, Inc.*	2,590	113,338
McGraw-Hill Companies, Inc.	3,120	111,228
Gap, Inc.	4,710	108,848
Discovery Communications, Inc. — Class A*	2,800	94,612
CBS Corporation — Class B	6,690	93,259
Macy’s, Inc.	4,160	90,563
Stanley Black & Decker, Inc.	1,562	89,674
Starwood Hotels & Resorts Worldwide, Inc.	1,850	86,284
Mattel, Inc.	3,599	81,841
Marriott International, Inc. — Class A	2,520	79,430
Apollo Group, Inc. — Class A*	1,272	77,961
JC Penney Company, Inc.	2,330	74,956
Fortune Brands, Inc.	1,500	72,765
VF Corporation	870	69,731
Nordstrom, Inc.	1,630	66,586
Genuine Parts Company	1,570	66,333
Ross Stores, Inc.	1,220	65,233
Harley-Davidson, Inc.	2,320	65,122
, Ltd. Brands, Inc.	2,640	64,997
Whirlpool Corporation	737	64,303
Sherwin-Williams Company	910	61,589
Darden Restaurants, Inc.	1,380	61,465
H&R Block, Inc.	3,319	59,078
Tiffany & Company	1,225	58,175
O’Reilly Automotive, Inc.*	1,360	56,726
International Game Technology	2,930	54,058
Expedia, Inc.	2,086	52,067
Sears Holdings Corporation*	480	52,046
Wynn Resorts, Ltd.	680	51,564
AutoZone, Inc.*	290	50,196
Family Dollar Stores, Inc.	1,370	50,156
Urban Outfitters, Inc.*	1,276	48,526
Polo Ralph Lauren Corporation — Class A	570	48,473
Hasbro, Inc.	1,210	46,319
Wyndham Worldwide Corporation	1,769	45,516
Newell Rubbermaid, Inc.	2,750	41,800

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Consumer Discretionary - 3.5% (continued)
Interpublic Group of Companies, Inc.*	4,800	$39,936
DeVry, Inc.	610	39,772
Abercrombie & Fitch Company — Class A	870	39,707
Scripps Networks Interactive, Inc. — Class A	892	39,560
Gannett Company, Inc.	2,350	38,822
GameStop Corporation — Class A*	1,630	35,713
Pulte Group, Inc.*	3,136	35,280
DR Horton, Inc.	2,730	34,398
Harman International Industries, Inc.	689	32,231
Leggett & Platt, Inc.	1,470	31,811
Goodyear Tire & Rubber Company*	2,390	30,210
Big Lots, Inc.*	820	29,864
RadioShack Corporation	1,240	28,061
Lennar Corporation — Class A	1,611	27,725
Washington Post Company — Class B	59	26,207
Office Depot, Inc.*	2,720	21,706
AutoNation, Inc.*	890	16,091
Eastman Kodak Company	2,660	15,401
New York Times Company — Class A*	1,150	12,800
Meredith Corporation	360	12,388

Total Consumer Discretionary		10,554,634

Materials - 1.2%
Monsanto Company	5,400	385,668
Freeport-McMoRan Copper & Gold, Inc. — Class B	4,261	355,964
Dow Chemical Company	11,370	336,211
EI du Pont de Nemours & Company	8,936	332,777
Praxair, Inc.	3,030	251,490
Newmont Mining Corporation	4,846	246,807
Air Products & Chemicals, Inc.	2,100	155,295
Alcoa, Inc.	10,090	143,682
Nucor Corporation	3,110	141,132
PPG Industries, Inc.	1,640	107,256
International Paper Company	4,280	105,331
Ecolab, Inc.	2,340	102,843
Cliffs Natural Resources, Inc.	1,340	95,073
Weyerhaeuser Company	2,090	94,614
United States Steel Corporation	1,420	90,198
Sigma-Aldrich Corporation	1,200	64,392
Owens-Illinois, Inc.*	1,666	59,210
Vulcan Materials Company	1,251	59,097
Allegheny Technologies, Inc.	970	52,370
Airgas, Inc.	823	52,359
Ball Corporation	926	49,430
Eastman Chemical Company	720	45,850
CF Industries Holdings, Inc.	480	43,766
FMC Corporation	716	43,347
MeadWestvaco Corporation	1,690	43,179

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Materials - 1.2% (continued)
International Flavors & Fragrances, Inc.	778	$37,087
Sealed Air Corporation	1,570	33,095
Pactiv Corporation*	1,310	32,986
Bemis Company, Inc.	1,080	31,018
AK Steel Holding Corporation	1,090	24,917
Titanium Metals Corporation*	830	13,770

Total Materials		3,630,214

Utilities - 1.2%
Exelon Corporation	6,520	285,641
Southern Company	8,106	268,795
Dominion Resources, Inc.	5,929	243,741
Duke Energy Corporation	12,953	211,393
FPL Group, Inc.	4,086	197,476
American Electric Power Company, Inc.	4,730	161,671
PG&E Corporation	3,670	155,681
Entergy Corporation	1,866	151,799
Public Service Enterprise Group, Inc.	5,000	147,600
Consolidated Edison, Inc.	2,776	123,643
Sempra Energy	2,440	121,756
FirstEnergy Corporation	3,010	117,661
Progress Energy, Inc.	2,810	110,602
Edison International	3,220	110,027
PPL Corporation	3,730	103,358
Xcel Energy, Inc.	4,510	95,612
Questar Corporation	1,730	74,736
AES Corporation*	6,610	72,710
DTE Energy Company	1,630	72,698
Constellation Energy Group, Inc.	1,986	69,729
Ameren Corporation	2,336	60,923
Equities Corporation	1,420	58,220
Wisconsin Energy Corporation	1,160	57,316
CenterPoint Energy, Inc.	3,880	55,717
NRG Energy, Inc.*	2,585	54,027
Northeast Utilities	1,730	47,817
Oneok, Inc.	1,040	47,476
NiSource, Inc.	2,740	43,292
SCANA Corporation	1,100	41,349
Allegheny Energy, Inc.	1,680	38,640
Pepco Holdings, Inc.	2,200	37,730
Pinnacle West Capital Corporation	1,000	37,730
Integrys Energy Group, Inc.	760	36,009
CMS Energy Corporation	2,270	35,094
TECO Energy, Inc.	2,110	33,528
Nicor, Inc.	450	18,864

Total Utilities		3,600,061

Telecommunication Services - 0.9%
AT&T, Inc.	58,360	1,508,022
Verizon Communications, Inc.	28,040	869,801
American Tower Corporation — Class A*	3,980	169,588
Sprint Nextel Corporation*	29,443	111,883
CenturyTel, Inc.	2,960	104,962

Schedule of Investments	Dynamic Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 34.4% (continued)
Telecommunication Services - 0.9% (continued)
Qwest Communications International, Inc.	14,706	$76,765
Windstream Corporation	4,520	49,223
Frontier Communications Corporation	3,090	22,990
MetroPCS Communications, Inc.*	2,579	18,259

Total Telecommunication Services		2,931,493

TOTAL COMMON STOCKS (Cost $57,934,350)		104,418,734

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 5.8%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	13,524,974	13,524,974
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	4,091,764	4,091,764
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	20,321	20,321

TOTAL REPURCHASE AGREEMENTS (Cost $17,637,059)		17,637,059

Total Investments - 40.2% (Cost $75,571,409)		$122,055,793
Cash & Other Assets, Less Liabilities - 59.8%		181,249,535

Total Net Assets - 100.0%		$303,305,328

		Unrealized
	Contracts	Gain
FUTURES PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $284,784,250)	4,889	$104,008

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $161,603,090)	138,190	$2,827,504
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $55,106,465)	47,122	62,402

(Total Notional Market Value $216,709,555)		$2,889,906

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

Schedule of Investments	Dynamic Funds
March 31, 2010	Inverse S&P 500 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 76.6%
Federal Home Loan Mortgage Corporation*
0.13% due 05/07/10	25,000,000	24,998,000
0.19% due 08/10/10	25,000,000	24,980,900
Federal National Mortgage Association*
0.15% due 06/14/10	25,000,000	24,994,850
0.18% due 04/21/10	15,000,000	14,999,505

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $89,970,298)		89,973,255

	Contracts
OPTIONS PURCHASED (b)** - 0.0%
September 2010 S&P 500 Index Mini Futures Contracts Expiring September 2010 with strike price of 1575	500	—
April 2010 S&P 500 Index Mini Futures Contracts Expiring April 2010 with strike price of 1550	2,000	—
June 2010 S&P 500 Index Mini Futures Contracts Expiring June 2010 with strike price of 1500	2,500	—

TOTAL OPTIONS PURCHASED (Cost $81,250)

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 42.6%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	46,678,612	46,678,612
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	3,264,249	3,264,249
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	16,212	16,212

TOTAL REPURCHASE AGREEMENTS (Cost $49,959,073)		49,959,073

Total Investments - 119.2% (Cost $140,010,621)		$139,932,328
Liabilities, Less Cash & Other Assets - (19.2)%		(22,492,923)

Total Net Assets - 100.0%		$117,439,405

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,669,750)	63	$(13,167)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $43,727,408)	37,392	$(124,593)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $188,157,833)	160,897	(352,075)

(Total Notional Market Value $231,885,241)		$(476,668)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
**	Security is fair valued.

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Dynamic Funds
March 31, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 62.8%
Information Technology - 39.0%
Apple, Inc.*	117,671	$27,644,448
Microsoft Corporation	280,810	8,219,309
QUALCOMM, Inc.	188,561	7,917,676
Google, Inc. — Class A*	13,803	7,826,439
Oracle Corporation	194,390	4,993,879
Cisco Systems, Inc.*	190,300	4,953,509
Intel Corporation	179,950	4,005,687
Research In Motion, Ltd.*	51,830	3,832,829
eBay, Inc.*	90,134	2,429,111
Adobe Systems, Inc.*	47,780	1,689,979
Baidu, Inc. ADR*	2,514	1,500,858
Automatic Data Processing, Inc.	33,190	1,475,959
Cognizant Technology Solutions Corporation — Class A*	26,984	1,375,644
Symantec Corporation*	78,430	1,327,036
Intuit, Inc.*	37,120	1,274,701
Activision Blizzard, Inc.	105,360	1,270,642
Broadcom Corporation — Class A	37,224	1,235,092
Marvell Technology Group, Ltd.*	55,462	1,130,316
CA, Inc.	46,470	1,090,651
NetApp, Inc.*	32,974	1,073,633
Yahoo!, Inc.*	62,620	1,035,109
Dell, Inc.*	66,970	1,005,220
Paychex, Inc.	31,900	979,330
Citrix Systems, Inc.*	20,324	964,780
Altera Corporation	38,906	945,805
Fiserv, Inc.*	17,720	899,467
NVIDIA Corporation*	50,690	880,992
Applied Materials, Inc.	64,614	870,997
Xilinx, Inc.	34,140	870,570
Seagate Technology	46,299	845,420
Linear Technology Corporation	27,787	785,816
BMC Software, Inc.*	19,750	750,500
SanDisk Corporation*	21,621	748,735
Check Point Software Technologies*	19,180	672,451
Autodesk, Inc.*	22,270	655,183
Flextronics International, Ltd.*	82,010	642,958
Infosys Technologies, Ltd. ADR	10,245	602,918
KLA-Tencor Corporation	19,392	599,601
Electronic Arts, Inc.*	30,642	571,780
Maxim Integrated Products, Inc.	27,900	540,981
Lam Research Corporation*	12,292	458,737
FLIR Systems, Inc.*	14,889	419,870
VeriSign, Inc.*	16,080	418,241
Microchip Technology, Inc.	14,249	401,252
Logitech International S.A.*	15,966	260,884

Total Information Technology		104,094,995

Health Care - 10.0%
Teva Pharmaceutical Industries, Ltd. ADR	68,490	4,320,349
Gilead Sciences, Inc.*	82,450	3,749,826
Celgene Corporation*	42,400	2,627,104
Amgen, Inc.*	43,890	2,622,866
Express Scripts, Inc. — Class A*	22,850	2,325,216
Genzyme Corporation*	30,950	1,604,138
Biogen Idec, Inc.*	27,260	1,563,634

		Market
	Shares	Value
COMMON STOCKS(a) - 62.8% (continued)
Health Care - 10.0% (continued)
Intuitive Surgical, Inc.*	3,615	$1,258,490
Life Technologies Corporation*	17,019	889,583
Vertex Pharmaceuticals, Inc.*	19,520	797,782
Mylan, Inc.*	28,985	658,249
Cerner Corporation*	7,587	645,350
Warner Chilcott plc — Class A*	23,310	595,571
QIAGEN N.V.*	21,837	502,033
Henry Schein, Inc.*	8,414	495,585
Hologic, Inc.*	25,283	468,747
Cephalon, Inc.*	6,788	460,091
DENTSPLY International, Inc.	13,140	457,929
Illumina, Inc.*	10,980	427,122
Patterson Companies, Inc.	10,934	339,501

Total Health Care		26,809,166

Consumer Discretionary - 9.4%
Amazon.com, Inc.*	27,460	3,727,146
Comcast Corporation — Class A	134,400	2,529,408
Starbucks Corporation	96,157	2,333,730
DIRECTV — Class A*	61,870	2,091,825
News Corporation — Class A	132,480	1,909,037
Bed Bath & Beyond, Inc.*	32,780	1,434,453
Sears Holdings Corporation*	11,170	1,211,163
priceline.com, Inc.*	4,484	1,143,420
Staples, Inc.	45,228	1,057,883
Wynn Resorts, Ltd.	12,490	947,117
Apollo Group, Inc. — Class A*	14,570	892,995
Mattel, Inc.	38,692	879,856
Liberty Media Corporation - Interactive*	50,900	779,279
Garmin, Ltd.	17,290	665,319
Expedia, Inc.	26,522	661,989
Ross Stores, Inc.	11,660	623,460
Urban Outfitters, Inc.*	15,510	589,845
Virgin Media, Inc.	31,340	540,929
O’Reilly Automotive, Inc.*	12,764	532,387
DISH Network Corporation — Class A	20,020	416,816

Total Consumer Discretionary		24,968,057

Industrials - 2.6%
PACCAR, Inc.	37,980	1,646,053
CH Robinson Worldwide, Inc.	15,330	856,181
First Solar, Inc.*	6,940	851,191
Expeditors International of Washington, Inc.	19,370	715,140
Fastenal Company	13,110	629,149
Joy Global, Inc.	9,395	531,757
Cintas Corporation	17,060	479,215
Stericycle, Inc.*	8,290	451,805
J.B. Hunt Transport Services, Inc.	11,830	424,460
Foster Wheeler AG*	12,375	335,858

Total Industrials		6,920,809

Telecommunication Services - 1.1%
Vodafone Group plc ADR	56,779	1,322,383
Millicom International Cellular S.A.	9,780	871,887

Schedule of Investments	Dynamic Funds
March 31, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 62.8% (continued)
Telecommunication Services - 1.1% (continued)
NII Holdings, Inc.*	15,070	$627,816

Total Telecommunication Services		2,822,086

Consumer Staples - 0.5%
Costco Wholesale Corporation	21,516	1,284,720

Materials - 0.2%
Sigma-Aldrich Corporation	10,880	583,821

TOTAL COMMON STOCKS (Cost $78,531,837)		167,483,654

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 26.1%
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	35,366,958	35,366,958
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	34,247,696	34,247,696
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	175,645	175,645

TOTAL REPURCHASE AGREEMENTS
(Cost $69,790,299)		69,790,299

Total Investments - 88.9% (Cost $148,322,136)		$237,273,953
Cash & Other Assets, Less Liabilities - 11.1%		29,524,613

Total Net Assets - 100.0%		$266,798,566

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $132,511,110)	3,386	$2,052,353

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $126,056,927)	64,369	$9,116,789
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $108,535,075)	55,422	122,326

(Total Notional Market Value $234,592,002)		$9,239,115

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ 100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Dynamic Funds
March 31, 2010	Inverse NASDAQ-100® 2x Strategy Fund

	Face	Market
	Amount	Value
OPTIONS PURCHASED(b)* - 0.0%
June 2010 NASDAQ-100 Index Mini Futures Contracts Expiring June 2010 with strike price of 2500	1,000	$—

TOTAL OPTIONS PURCHASED (Cost $8,750)		—

REPURCHASE AGREEMENTS(b)† - 105.8%
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	56,114,275	56,114,275
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	29,632,880	29,632,880
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	278,683	278,683

TOTAL REPURCHASE AGREEMENTS
(Cost $86,025,838)		86,025,838

Total Investments - 105.8%
(Cost $86,034,588)		$86,025,838
Liabilities, Less Cash & Other Assets - (5.8)%		(4,740,865)

Total Net Assets - 100.0%		$81,284,973

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,644,720)	272	$(62,969)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 Index Swap, Terminating 04/27/10††† (Notional Market Value $23,537,730)	12,019	$(3,763)
Credit Suisse Capital, LLC April 2010 Index Swap, Terminating 04/01/10††† (Notional Market Value $127,565,713)	65,140	(8,053,816)

(Total Notional Market Value $151,103,443)		$(8,057,579)

*	Security is fair valued.

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Dynamic Funds
March 31, 2010	Dow 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 69.6%
Industrials - 15.1%
3M Company	16,970	$1,418,183
United Technologies Corporation	16,966	1,248,867
Boeing Company	16,970	1,232,192
Caterpillar, Inc.	16,970	1,066,564
General Electric Company	16,970	308,854

Total Industrials		5,274,660

Information Technology - 12.5%
International Business Machines Corporation	16,974	2,176,916
Hewlett-Packard Company	16,970	901,955
Microsoft Corporation	16,970	496,712
Cisco Systems, Inc.*	16,970	441,729
Intel Corporation	16,971	377,774

Total Information Technology		4,395,086

Consumer Staples - 9.9%
Procter & Gamble Company	16,970	1,073,692
Wal-Mart Stores, Inc.	16,967	943,365
Coca-Cola Company	16,970	933,350
Kraft Foods, Inc. — Class A	16,970	513,173

Total Consumer Staples		3,463,580

Financials - 7.6%
Travelers Companies, Inc.	16,970	915,362
JPMorgan Chase & Company	16,967	759,273
American Express Company	16,968	700,100
Bank of America Corporation	16,970	302,914

Total Financials		2,677,649

Energy - 6.9%
Chevron Corporation	16,970	1,286,835
Exxon Mobil Corporation	16,970	1,136,651

Total Energy		2,423,486

Consumer Discretionary - 6.5%
McDonald’s Corporation	16,970	1,132,238
Walt Disney Company	16,968	592,353
Home Depot, Inc.	16,967	548,883

Total Consumer Discretionary		2,273,474

Health Care - 5.8%
Johnson & Johnson	16,971	1,106,509
Merck & Company, Inc.	16,970	633,829
Pfizer, Inc.	16,970	291,036

Total Health Care		2,031,374

Telecommunication Services - 2.8%
Verizon Communications, Inc.	16,965	526,254
AT&T, Inc.	16,973	438,583

Total Telecommunication Services		964,837

Materials - 2.5%
EI du Pont de Nemours & Company	16,970	631,963

		Market
	Shares	Value
COMMON STOCKS(a) - 69.6% (continued)
Materials - 2.5% (continued)
Alcoa, Inc.	16,966	$241,596

Total Materials		873,559

TOTAL COMMON STOCKS
(Cost $16,102,454)		24,377,705

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 19.5%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,292,703	4,292,703
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	2,502,754	2,502,754
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	12,430	12,430

TOTAL REPURCHASE AGREEMENTS (Cost $6,807,887)		6,807,887

Total Investments - 89.1% (Cost $22,910,341)		$31,185,592
Cash & Other Assets, Less Liabilities - 10.9%		3,825,673

Total Net Assets - 100.0%		$35,011,265

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $16,309,510)	302	$151,904

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/01/10††† (Notional Market Value $28,646,387)	2,639	$134,138
Goldman Sachs International April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/27/10††† (Notional Market Value $585,074)	54	1,198

(Total Notional Market Value $29,231,461)		$135,336

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Dynamic Funds
March 31, 2010	Inverse Dow 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 118.4%
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	$30,800,596	$30,800,596
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	15,305,913	15,305,913
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	152,967	152,967

TOTAL REPURCHASE AGREEMENTS (Cost $46,259,476)		46,259,476

Total Investments - 118.4% (Cost $46,259,476)		$46,259,476
Liabilities, Less Cash & Other Assets - (18.4)%		(7,203,128)

Total Net Assets - 100.0%		$39,056,348

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,672,340)	68	$15,880

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/27/10††† (Notional Market Value $42,274,849)	3,894	$(17,024)
Credit Suisse Capital, LLC
April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/01/10††† (Notional Market Value $31,649,541)	2,915	(1,014,013)

(Total Notional Market Value $73,924,390)		$(1,031,037)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3%
Financials - 6.7%
Assured Guaranty, Ltd.	2,310	$50,751
E*Trade Financial Corporation*	29,900	49,335
Highwoods Properties, Inc.	1,328	42,137
Apollo Investment Corporation	3,207	40,825
Developers Diversified Realty Corporation	3,185	38,761
MFA Financial, Inc.	5,248	38,625
ProAssurance Corporation*	625	36,588
SVB Financial Group*	772	36,022
Platinum Underwriters Holdings, Ltd.	967	35,856
CBL & Associates Properties, Inc.	2,580	35,346
Prosperity Bancshares, Inc.	861	35,301
National Retail Properties, Inc.	1,499	34,222
Washington Real Estate Investment Trust	1,090	33,300
FirstMerit Corporation	1,540	33,218
Tanger Factory Outlet Centers	757	32,672
Entertainment Properties Trust	778	31,999
Ares Capital Corporation	2,153	31,951
Westamerica Bancorporation	552	31,823
East West Bancorp, Inc.	1,800	31,356
BioMed Realty Trust, Inc.	1,837	30,384
Home Properties, Inc.	647	30,280
Stifel Financial Corporation*	559	30,046
Omega Healthcare Investors, Inc.	1,541	30,034
Iberiabank Corporation	492	29,525
Trustmark Corporation	1,191	29,096
Signature Bank NY*	759	28,121
Conseco, Inc.*	4,472	27,816
LaSalle Hotel Properties	1,190	27,727
Mid-America Apartment Communities, Inc.	530	27,449
American Campus Communities, Inc.	977	27,024
Zenith National Insurance Corporation	702	26,901
Knight Capital Group, Inc. — Class A*	1,748	26,657
American Capital, Ltd.*	5,247	26,655
Potlatch Corporation	746	26,140
Healthcare Realty Trust, Inc.	1,115	25,968
MGIC Investment Corporation*	2,350	25,779
Equity Lifestyle Properties, Inc.	470	25,324
NewAlliance Bancshares, Inc.	1,997	25,202
Kilroy Realty Corporation	809	24,950
UMB Financial Corporation	600	24,360
PHH Corporation*	1,024	24,136
Radian Group, Inc.	1,530	23,929
Susquehanna Bancshares, Inc.	2,409	23,632
DiamondRock Hospitality Company*	2,329	23,546
Astoria Financial Corporation	1,609	23,331
Umpqua Holdings Corporation	1,716	22,754
International Bancshares Corporation	977	22,461
Redwood Trust, Inc.	1,456	22,452

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Webster Financial Corporation	1,269	$22,195
Hancock Holding Company	530	22,159
Montpelier Re Holdings, Ltd.	1,305	21,937
Delphi Financial Group, Inc. — Class A	860	21,638
Cash America International, Inc.	548	21,635
MB Financial, Inc.	938	21,133
Wintrust Financial Corporation	560	20,838
Glacier Bancorp, Inc.	1,355	20,637
First Financial Bankshares, Inc.	400	20,620
Extra Space Storage, Inc.	1,618	20,516
Sunstone Hotel Investors, Inc.*	1,836	20,508
DCT Industrial Trust, Inc.	3,832	20,041
Post Properties, Inc.	906	19,950
RLI Corporation	348	19,843
Max Capital Group, Ltd.	859	19,748
Old National Bancorp	1,639	19,586
Argo Group International Holdings, Ltd.	582	18,967
United Bankshares, Inc.	713	18,695
National Health Investors, Inc.	480	18,605
Tower Group, Inc.	830	18,401
Franklin Street Properties Corporation	1,252	18,066
First Financial Bancorp	1,014	18,039
EastGroup Properties, Inc.	476	17,964
Sovran Self Storage, Inc.	507	17,674
KBW, Inc.*	656	17,646
Hatteras Financial Corporation	683	17,601
PS Business Parks, Inc.	328	17,515
Ezcorp, Inc. — Class A*	846	17,428
FNB Corporation	2,136	17,323
Starwood Property Trust, Inc.	870	16,791
Allied Capital Corporation*	3,345	16,625
First Midwest Bancorp, Inc.	1,216	16,477
Selective Insurance Group, Inc.	990	16,434
Portfolio Recovery Associates, Inc.*	298	16,351
National Penn Bancshares, Inc.	2,369	16,346
Colonial Properties Trust	1,245	16,036
Medical Properties Trust, Inc.	1,529	16,024
CVB Financial Corporation	1,595	15,838
Pico Holdings, Inc.*	419	15,583
Capstead Mortgage Corporation	1,293	15,464
Piper Jaffray Companies*	366	14,750
MF Global Holdings, Ltd.*	1,819	14,679
NBT Bancorp, Inc.	642	14,670
Prospect Capital Corporation	1,183	14,373
Anworth Mortgage Asset Corporation	2,125	14,323
Greenlight Capital Re, Ltd. — Class A*	528	14,087
Cathay General Bancorp	1,208	14,073
Community Bank System, Inc.	608	13,850
PrivateBancorp, Inc. — Class A	988	13,536
Provident Financial Services, Inc.	1,128	13,423
Park National Corporation	215	13,397

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Acadia Realty Trust	747	$13,341
optionsXpress Holdings, Inc.	793	12,918
Artio Global Investors, Inc. — Class A	520	12,865
Forestar Group, Inc.*	672	12,687
Texas Capital Bancshares, Inc.*	660	12,533
Investors Real Estate Trust	1,363	12,294
Employers Holdings, Inc.	820	12,177
Inland Real Estate Corporation	1,316	12,041
Alexander’s, Inc.*	40	11,965
Ocwen Financial Corporation*	1,067	11,833
Lexington Realty Trust	1,815	11,816
Infinity Property & Casualty Corporation	260	11,814
Brookline Bancorp, Inc.	1,104	11,747
LTC Properties, Inc.	431	11,663
Cousins Properties, Inc.	1,399	11,628
Investors Bancorp, Inc.*	880	11,616
American Equity Investment Life Holding Company	1,090	11,608
Equity One, Inc.	609	11,504
PacWest Bancorp	500	11,410
Horace Mann Educators Corporation	728	10,964
National Financial Partners Corporation*	770	10,857
Dollar Financial Corporation*	450	10,827
U-Store-It Trust	1,497	10,778
First Commonwealth Financial Corporation	1,599	10,729
World Acceptance Corporation*	297	10,716
Sterling Bancshares, Inc.	1,906	10,635
First Potomac Realty Trust	706	10,611
Columbia Banking System, Inc.	521	10,582
DuPont Fabros Technology, Inc.	488	10,536
City Holding Company	304	10,424
Independent Bank Corporation	386	9,519
Chemical Financial Corporation	400	9,448
Pinnacle Financial Partners, Inc.*	624	9,429
Safety Insurance Group, Inc.	250	9,418
Boston Private Financial Holdings, Inc.	1,270	9,360
First Cash Financial Services, Inc.*	431	9,297
Riskmetrics Group, Inc.*	411	9,293
MarketAxess Holdings, Inc.	589	9,265
S&T Bancorp, Inc.	438	9,154
SCBT Financial Corporation	247	9,149
Pennsylvania Real Estate Investment Trust	722	9,003
Navigators Group, Inc.*	228	8,967
Trustco Bank Corporation NY	1,429	8,817
Citizens Republic Bancorp, Inc.*	7,388	8,718
Home Bancshares, Inc.	329	8,699
Hilltop Holdings, Inc.*	740	8,695
Simmons First National Corporation — Class A	313	8,629

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Harleysville Group, Inc.	254	$8,575
Meadowbrook Insurance Group, Inc.	1,076	8,500
Bank of the Ozarks, Inc.	240	8,446
Northwest Bancshares, Inc.	719	8,441
Fifth Street Finance Corporation	727	8,440
Flagstone Reinsurance Holdings, Ltd.	730	8,366
National Western Life Insurance Company — Class A	45	8,296
Enstar Group, Ltd.*	119	8,230
Oriental Financial Group, Inc.	608	8,208
Evercore Partners, Inc. — Class A	273	8,190
iStar Financial, Inc.	1,769	8,120
Cohen & Steers, Inc.	321	8,012
Sun Communities, Inc.	310	7,812
American Capital Agency Corporation	302	7,731
Parkway Properties, Inc.	410	7,700
First Industrial Realty Trust, Inc.*	990	7,682
Getty Realty Corporation	327	7,652
Universal Health Realty Income Trust	215	7,598
Community Trust Bancorp, Inc.	279	7,558
PMI Group, Inc.*	1,360	7,371
Banco Latinoamericano de Comercio Exterior S.A. — Class E	512	7,352
United Fire & Casualty Company	407	7,322
Flushing Financial Corporation	557	7,052
GFI Group, Inc.	1,217	7,034
eHealth, Inc.*	445	7,009
WesBanco, Inc.	430	6,992
Hercules Technology Growth Capital, Inc.	658	6,968
FelCor Lodging Trust, Inc.*	1,213	6,914
Maiden Holdings, Ltd.	930	6,873
Walter Investment Management Corporation	429	6,864
Sandy Spring Bancorp, Inc.	452	6,780
United Community Banks, Inc.*	1,536	6,774
Compass Diversified Holdings	440	6,714
Nelnet, Inc. — Class A	361	6,700
First Financial Corporation	225	6,516
United America Indemnity, Ltd. — Class A*	680	6,508
Government Properties Income Trust	250	6,503
Renasant Corporation	393	6,359
MCG Capital Corporation*	1,220	6,356
Tejon Ranch Company*	203	6,196
Provident New York Bancorp	649	6,153
Tompkins Financial Corporation	168	6,129
Education Realty Trust, Inc.	1,062	6,106
Dime Community Bancshares	480	6,062
SWS Group, Inc.	525	6,053
Cedar Shopping Centers, Inc.	765	6,051

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Urstadt Biddle Properties, Inc. — Class A	380	$6,008
Strategic Hotels & Resorts, Inc.*	1,402	5,958
Ashford Hospitality Trust, Inc.*	831	5,958
Amtrust Financial Services, Inc.	424	5,915
Glimcher Realty Trust	1,149	5,825
GAMCO Investors, Inc. — Class A	128	5,824
Beneficial Mutual Bancorp, Inc.*	611	5,792
FBL Financial Group, Inc. — Class A	236	5,777
Lakeland Financial Corporation	303	5,772
Univest Corporation of Pennsylvania	308	5,757
Hersha Hospitality Trust	1,110	5,750
AMERISAFE, Inc.*	351	5,746
Bank Mutual Corporation	879	5,713
Danvers Bancorp, Inc.	410	5,670
Suffolk Bancorp	184	5,651
StellarOne Corporation	422	5,642
Cardinal Financial Corporation	528	5,639
CNA Surety Corporation*	314	5,586
Ramco-Gershenson Properties Trust	494	5,562
FPIC Insurance Group, Inc.*	204	5,530
Nara Bancorp, Inc.*	626	5,484
TowneBank	391	5,458
MVC Capital, Inc.	400	5,428
Colony Financial, Inc.	270	5,400
CapLease, Inc.	967	5,367
Harleysville National Corporation	799	5,353
Westfield Financial, Inc.	579	5,321
Southside Bancshares, Inc.	246	5,306
Calamos Asset Management, Inc. — Class A	370	5,306
WSFS Financial Corporation	136	5,304
BGC Partners, Inc. — Class A	866	5,291
Phoenix Companies, Inc.*	2,169	5,249
NorthStar Realty Finance Corporation	1,239	5,216
Northfield Bancorp, Inc.	360	5,213
American Physicians Capital, Inc.	163	5,208
Trico Bancshares	260	5,174
Union First Market Bankshares Corporation	340	5,134
Capital Southwest Corporation	56	5,089
Duff & Phelps Corporation — Class A	303	5,072
Advance America Cash Advance Centers, Inc.	867	5,046
Sterling Bancorp — Class N	498	5,005
Safeguard Scientifics, Inc.*	384	4,992
Saul Centers, Inc.	120	4,968
PennantPark Investment Corporation	478	4,952
Western Alliance Bancorp*	866	4,928
Bancfirst Corporation	116	4,862
State Auto Financial Corporation	270	4,847

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
1st Source Corporation	276	$4,844
Berkshire Hills Bancorp, Inc.	264	4,839
Washington Trust Bancorp, Inc.	259	4,828
SY Bancorp, Inc.	207	4,709
Camden National Corporation	145	4,656
Arrow Financial Corporation	173	4,652
Gladstone Capital Corporation	392	4,626
Associated Estates Realty Corporation	333	4,592
Oppenheimer Holdings, Inc. — Class A	180	4,592
First Financial Holdings, Inc.	302	4,548
Home Federal Bancorp, Inc.	310	4,498
Pennymac Mortgage Investment Trust*	270	4,485
Stewart Information Services Corporation	322	4,444
SeaBright Insurance Holdings, Inc.	400	4,404
Territorial Bancorp, Inc.	230	4,377
Credit Acceptance Corporation*	106	4,371
Invesco Mortgage Capital, Inc.	190	4,370
TradeStation Group, Inc.*	621	4,353
United Financial Bancorp, Inc.	306	4,278
Citizens, Inc.*	619	4,277
Great Southern Bancorp, Inc.	190	4,264
Centerstate Banks, Inc.	346	4,238
Encore Capital Group, Inc.*	255	4,195
Cogdell Spencer, Inc.	561	4,151
Cypress Sharpridge Investments, Inc.	310	4,148
Kite Realty Group Trust	867	4,101
Broadpoint Gleacher Securities, Inc.*	1,022	4,088
LaBranche & Company, Inc.*	765	4,024
Wilshire Bancorp, Inc.	363	4,004
First Busey Corporation	900	3,978
Heartland Financial USA, Inc.	248	3,961
Presidential Life Corporation	388	3,868
PMA Capital Corporation — Class A*	601	3,690
BankFinancial Corporation	402	3,686
First Bancorp	272	3,677
Washington Banking Company	290	3,651
First BanCorp	1,503	3,622
Baldwin & Lyons, Inc. — Class B	150	3,614
International Assets Holding Corporation*	240	3,593
Pacific Continental Corporation	342	3,591
Kearny Financial Corporation	344	3,588
Penson Worldwide, Inc.*	356	3,585
Westwood Holdings Group, Inc.	97	3,570
National Bankshares, Inc.	130	3,543
First Mercury Financial Corporation	268	3,492
CoBiz Financial, Inc.	558	3,476

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Monmouth Real Estate Investment Corporation — Class A	412	$3,465
ESSA Bancorp, Inc.	276	3,461
First Community Bancshares, Inc.	279	3,451
Apollo Commercial Real Estate Finance, Inc.	190	3,422
NGP Capital Resources Company	398	3,391
Republic Bancorp, Inc. — Class A	179	3,372
CreXus Investment Corporation	250	3,342
Bancorp, Inc.*	375	3,337
TICC Capital Corporation	505	3,328
Lakeland Bancorp, Inc.	376	3,328
NewStar Financial, Inc.*	521	3,324
Bank of Marin Bancorp	100	3,308
Eagle Bancorp, Inc.*	278	3,294
First Marblehead Corporation*	1,157	3,286
German American Bancorp, Inc.	215	3,253
Abington Bancorp, Inc.	409	3,231
Peoples Bancorp, Inc.	196	3,230
Avatar Holdings, Inc.*	148	3,218
Donegal Group, Inc. — Class A	221	3,207
Capital City Bank Group, Inc.	224	3,192
ViewPoint Financial Group	195	3,161
Winthrop Realty Trust	262	3,154
Kayne Anderson Energy Development Company	194	3,135
Cardtronics, Inc.*	247	3,105
Consolidated-Tomoka Land Company	98	3,088
Resource Capital Corporation	456	3,083
Oritani Financial Corporation	190	3,053
Life Partners Holdings, Inc.	136	3,015
Ambac Financial Group, Inc.*	5,391	3,002
American Physicians Service Group, Inc.	120	3,000
Financial Institutions, Inc.	202	2,953
Agree Realty Corporation	128	2,926
Citizens & Northern Corporation	227	2,849
Bridge Bancorp, Inc.	120	2,808
South Financial Group, Inc.	4,031	2,787
RAIT Financial Trust	1,397	2,766
Epoch Holding Corporation	244	2,755
Triangle Capital Corporation	196	2,752
OceanFirst Financial Corporation	241	2,738
First Merchants Corporation	389	2,707
Harris & Harris Group, Inc.*	578	2,665
Orrstown Financial Services, Inc.	105	2,664
American Safety Insurance Holdings, Ltd.*	160	2,654
MainSource Financial Group, Inc.	380	2,557
Peapack Gladstone Financial Corporation	160	2,514
First of Long Island Corporation	104	2,506
Metro Bancorp, Inc.*	182	2,506
Heritage Financial Corporation	166	2,505
First Bancorp, Inc.	156	2,487

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Alliance Financial Corporation	84	$2,476
CNB Financial Corporation	160	2,470
Diamond Hill Investment Group, Inc.	36	2,470
Main Street Capital Corporation	158	2,466
Gladstone Investment Corporation	410	2,452
Ameris Bancorp	266	2,403
Kansas City Life Insurance Company	76	2,400
Home Bancorp, Inc.*	170	2,380
Enterprise Financial Services Corporation	215	2,378
US Global Investors, Inc. — Class A	238	2,354
Penns Woods Bancorp, Inc.	70	2,348
Tower Bancorp, Inc.	87	2,329
Ames National Corporation	116	2,326
National Interstate Corporation	112	2,320
State Bancorp, Inc.	294	2,314
Virtus Investment Partners, Inc.*	111	2,313
Gladstone Commercial Corporation	160	2,312
Bryn Mawr Bank Corporation	127	2,305
Mission West Properties, Inc.	335	2,305
JMP Group, Inc.	270	2,295
Shore Bancshares, Inc.	161	2,294
BlackRock Kelso Capital Corporation	230	2,291
Sanders Morris Harris Group, Inc.	363	2,247
Medallion Financial Corporation	282	2,245
American National Bankshares, Inc.	111	2,237
Gramercy Capital Corporation*	800	2,232
Southwest Bancorp, Inc.	268	2,216
First Financial Northwest, Inc.	320	2,186
ESB Financial Corporation	168	2,166
EMC Insurance Group, Inc.	94	2,117
Sierra Bancorp	161	2,075
Northrim BanCorp, Inc.	120	2,050
Roma Financial Corporation	160	2,006
Cowen Group, Inc. — Class A*	350	1,981
Dynex Capital, Inc.	220	1,980
Merchants Bancshares, Inc.	90	1,954
Kohlberg Capital Corporation	344	1,947
Bancorp Rhode Island, Inc.	70	1,915
Center Bancorp, Inc.	230	1,911
NYMAGIC, Inc.	90	1,911
West Bancorporation, Inc.	290	1,908
First South Bancorp, Inc. NC	151	1,888
Meridian Interstate Bancorp, Inc.*	176	1,830
Bar Harbor Bankshares	60	1,830
Rockville Financial, Inc.	150	1,828
China Housing & Land Development, Inc.*	480	1,824
Mercer Insurance Group, Inc.	100	1,800

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Cape Bancorp, Inc.*	220	$1,775
Asset Acceptance Capital Corporation*	280	1,767
Citizens Holding Company	70	1,728
Midsouth Bancorp, Inc.	102	1,683
Hallmark Financial Services*	180	1,620
Rewards Network, Inc.	120	1,608
United Security Bancshares	106	1,587
Pacific Capital Bancorp North America	876	1,586
Crawford & Company — Class B*	388	1,579
Clifton Savings Bancorp, Inc.	170	1,576
Guaranty Bancorp*	987	1,569
FBR Capital Markets Corporation*	340	1,547
CompuCredit Holdings Corporation	299	1,543
Thomas Weisel Partners Group, Inc.*	392	1,537
Chicopee Bancorp, Inc.*	120	1,524
Eastern Insurance Holdings, Inc.	150	1,521
First Defiance Financial Corporation	150	1,518
Ohio Valley Banc Corporation	70	1,508
UMH Properties, Inc.	172	1,405
Primus Guaranty, Ltd.*	329	1,382
Banner Corporation	347	1,332
Old Second Bancorp, Inc.	198	1,305
NASB Financial, Inc.	56	1,295
Legacy Bancorp, Inc.	136	1,291
Yadkin Valley Financial Corporation	297	1,277
Century Bancorp, Inc. — Class A	66	1,267
Universal Insurance Holdings, Inc.	250	1,265
Enterprise Bancorp, Inc.	100	1,221
Bank of Kentucky Financial Corporation	60	1,196
Independence Holding Company	124	1,177
Smithtown Bancorp, Inc.	269	1,111
Tree.com, Inc.*	120	1,098
Resource America, Inc. — Class A	227	1,090
Fox Chase Bancorp, Inc.*	100	1,081
Peoples Financial Corporation	70	1,048
Pzena Investment Management, Inc. — Class A*	136	1,038
Farmers Capital Bank Corporation	116	994
Sun Bancorp, Inc.*	251	989
Santander BanCorp*	80	982
Central Pacific Financial Corporation*	569	956
Norwood Financial Corporation	34	918
Auburn National Bancorporation, Inc.	42	867
Northeast Community Bancorp, Inc.	110	791
Premierwest Bancorp	1,750	787
Flagstar Bancorp, Inc.*	1,249	749
Porter Bancorp, Inc.	55	720

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Financials - 6.7% (continued)
Wilber Corporation	110	$720
First Financial Service Corporation	80	700
First Acceptance Corporation*	307	626
K-Fed Bancorp	70	624
American Realty Investors, Inc.*	55	591
Prudential Bancorp, Inc. of Pennsylvania	70	591
Old Point Financial Corporation	40	590
Kentucky First Federal Bancorp	56	587
Sterling Financial Corporation*	981	559
Hampton Roads Bankshares, Inc.	345	538
Republic First Bancorp, Inc.*	133	515
Doral Financial Corporation*	118	509
Heritage Financial Group	42	507
Waterstone Financial, Inc.*	135	489
Brooklyn Federal Bancorp, Inc.	56	470
Cheviot Financial Corporation	50	461
California First National Bancorp	30	401
Transcontinental Realty Investors, Inc.*	30	376
QC Holdings, Inc.	64	331
First California Financial Group, Inc.*	110	290

Total Financials		3,962,744

Information Technology - 5.8%
3Com Corporation*	7,249	55,745
Solera Holdings, Inc.	1,302	50,322
Skyworks Solutions, Inc.*	3,144	49,046
Atheros Communications, Inc.*	1,261	48,813
Polycom, Inc.*	1,570	48,011
Informatica Corporation*	1,636	43,943
Parametric Technology Corporation*	2,170	39,169
Jack Henry & Associates, Inc.	1,569	37,750
TiVo, Inc.*	2,059	35,250
TIBCO Software, Inc.*	3,130	33,773
Veeco Instruments, Inc.*	727	31,625
Concur Technologies, Inc.*	740	30,347
Riverbed Technology, Inc.*	1,020	28,968
Plantronics, Inc.	915	28,621
Gartner, Inc.*	1,255	27,911
Arris Group, Inc.*	2,313	27,779
Unisys Corporation*	794	27,703
CACI International, Inc. — Class A*	565	27,600
VeriFone Holdings, Inc.*	1,350	27,284
ADTRAN, Inc.	1,030	27,140
Plexus Corporation*	744	26,806
Microsemi Corporation*	1,520	26,357
Anixter International, Inc.*	557	26,095
Blackboard, Inc.*	624	25,996
Benchmark Electronics, Inc.*	1,220	25,303
RF Micro Devices, Inc.*	4,972	24,761
Netlogic Microsystems, Inc.*	796	23,426
Progress Software Corporation*	739	23,227
Rackspace Hosting, Inc.*	1,240	23,225
Fair Isaac Corporation	916	23,211
MercadoLibre, Inc.*	481	23,189

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
Blue Coat Systems, Inc.*	738	$22,908
Acxiom Corporation*	1,276	22,891
Cybersource Corporation*	1,297	22,879
InterDigital, Inc.*	820	22,845
Tekelec*	1,247	22,646
Digital River, Inc.*	715	21,664
Wright Express Corporation*	717	21,596
Ariba, Inc.*	1,637	21,035
Blackbaud, Inc.	824	20,757
Cymer, Inc.*	556	20,739
Emulex Corporation*	1,554	20,637
MAXIMUS, Inc.	334	20,351
Quest Software, Inc.*	1,143	20,334
Mantech International Corporation — Class A*	412	20,118
Semtech Corporation*	1,139	19,853
Viasat, Inc.*	572	19,797
j2 Global Communications, Inc.*	828	19,375
TriQuint Semiconductor, Inc.*	2,763	19,341
Websense, Inc.*	836	19,036
Taleo Corporation — Class A*	731	18,940
Tessera Technologies, Inc.*	917	18,597
Power Integrations, Inc.	440	18,128
MKS Instruments, Inc.*	922	18,062
Hittite Microwave Corporation*	405	17,808
Synaptics, Inc.*	640	17,670
JDA Software Group, Inc.*	617	17,165
Cavium Networks, Inc.*	686	17,054
Lawson Software, Inc.*	2,573	17,008
Earthlink, Inc.	1,979	16,901
Comtech Telecommunications Corporation*	527	16,859
Euronet Worldwide, Inc.*	912	16,808
CommVault Systems, Inc.*	787	16,802
Netgear, Inc.*	639	16,678
Intermec, Inc.*	1,166	16,534
ValueClick, Inc.*	1,630	16,528
Cabot Microelectronics Corporation*	436	16,494
SuccessFactors, Inc.*	862	16,412
Formfactor, Inc.*	919	16,321
SRA International, Inc. — Class A*	782	16,258
FEI Company*	705	16,152
Checkpoint Systems, Inc.*	730	16,148
Omnivision Technologies, Inc.*	928	15,943
GSI Commerce, Inc.*	574	15,883
Littelfuse, Inc.*	406	15,432
AsiaInfo Holdings, Inc.*	577	15,279
Aruba Networks, Inc.*	1,100	15,026
Ultimate Software Group, Inc.*	452	14,893
MicroStrategy, Inc. — Class A*	175	14,887
Take-Two Interactive Software, Inc.*	1,509	14,864
Amkor Technology, Inc.*	2,048	14,479
Sapient Corporation	1,579	14,432
Scansource, Inc.*	496	14,275
Monolithic Power Systems, Inc.*	636	14,183

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
Diodes, Inc.*	632	$14,157
Mentor Graphics Corporation*	1,762	14,131
Acme Packet, Inc.*	729	14,055
CSG Systems International, Inc.*	665	13,938
Cognex Corporation	742	13,720
ACI Worldwide, Inc.*	657	13,541
Infinera Corporation*	1,579	13,453
ADC Telecommunications, Inc.*	1,807	13,209
Heartland Payment Systems, Inc.	701	13,039
Advent Software, Inc.*	289	12,933
Coherent, Inc.*	400	12,784
DG FastChannel, Inc.*	393	12,556
L-1 Identity Solutions, Inc. — Class 1*	1,404	12,538
Insight Enterprises, Inc.*	867	12,450
Entegris, Inc.*	2,436	12,277
Rofin-Sinar Technologies, Inc.*	537	12,147
DealerTrack Holdings, Inc.*	700	11,956
United Online, Inc.	1,560	11,669
Palm, Inc.*	3,099	11,652
ATMI, Inc.*	589	11,374
Harmonic, Inc.*	1,800	11,358
Netezza Corporation*	883	11,294
SAVVIS, Inc.*	677	11,171
Park Electrochemical Corporation	384	11,036
Art Technology Group, Inc.*	2,497	11,012
Tyler Technologies, Inc.*	585	10,975
Manhattan Associates, Inc.*	426	10,854
DTS, Inc.*	317	10,791
Applied Micro Circuits Corporation*	1,237	10,675
Net 1 UEPS Technologies, Inc.*	580	10,666
Volterra Semiconductor Corporation*	424	10,642
SYNNEX Corporation*	360	10,642
Brooks Automation, Inc.*	1,199	10,575
TNS, Inc.*	469	10,459
Constant Contact, Inc.*	450	10,449
TeleTech Holdings, Inc.*	608	10,385
Quantum Corporation*	3,935	10,349
Zoran Corporation*	958	10,308
Cirrus Logic, Inc.*	1,225	10,278
Pegasystems, Inc.	277	10,249
Advanced Energy Industries, Inc.*	618	10,234
Sonus Networks, Inc.*	3,866	10,090
Black Box Corporation	327	10,059
ArcSight, Inc.*	342	9,627
Standard Microsystems Corporation*	410	9,545
Electronics for Imaging, Inc.*	820	9,537
Sourcefire, Inc.*	415	9,524
Syntel, Inc.	244	9,387
Kulicke & Soffa Industries, Inc.*	1,280	9,280
Stratasys, Inc.*	379	9,240
Micrel, Inc.	850	9,061
MTS Systems Corporation	310	8,999
Forrester Research, Inc.*	294	8,841

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
THQ, Inc.*	1,260	$8,833
SonicWALL, Inc.*	1,007	8,751
Newport Corporation*	677	8,462
Rogers Corporation*	290	8,413
Epicor Software Corporation*	879	8,403
Bottomline Technologies, Inc.*	491	8,264
Cogent, Inc.*	802	8,180
OSI Systems, Inc.*	288	8,078
FARO Technologies, Inc.*	312	8,034
Lattice Semiconductor Corporation*	2,161	7,931
Terremark Worldwide, Inc.*	1,083	7,592
RealNetworks, Inc.*	1,550	7,486
Adaptec, Inc.*	2,279	7,452
EPIQ Systems, Inc.*	598	7,433
Super Micro Computer, Inc.*	430	7,430
NIC, Inc.	938	7,382
Radiant Systems, Inc.*	516	7,363
Sycamore Networks, Inc.	365	7,340
Aviat Networks, Inc.*	1,107	7,339
RightNow Technologies, Inc.*	409	7,305
Avid Technology, Inc.*	528	7,276
Infospace, Inc.*	657	7,260
TTM Technologies, Inc.*	810	7,193
ModusLink Global Solutions, Inc.*	852	7,182
Methode Electronics, Inc.	709	7,019
Oplink Communications, Inc.*	378	7,008
Loral Space & Communications, Inc.*	198	6,954
Actel Corporation*	495	6,856
Ebix, Inc.*	425	6,787
Synchronoss Technologies, Inc.*	350	6,779
Netscout Systems, Inc.*	458	6,774
comScore, Inc.*	405	6,759
Switch & Data Facilities Company, Inc.*	380	6,749
Sigma Designs, Inc.*	568	6,663
Electro Scientific Industries, Inc.*	510	6,533
Universal Display Corporation*	549	6,462
IPG Photonics Corporation*	427	6,320
China Security & Surveillance Technology, Inc.*	820	6,306
Power-One, Inc.*	1,442	6,085
Move, Inc.*	2,893	6,046
Cohu, Inc.	439	6,045
Imation Corporation*	547	6,022
CTS Corporation	636	5,991
Ultratech, Inc.*	440	5,984
Silicon Graphics International Corporation*	557	5,954
UTStarcom, Inc.*	2,118	5,909
LivePerson, Inc.*	770	5,906
MoneyGram International, Inc.*	1,549	5,902
S1 Corporation*	997	5,882
Internet Capital Group, Inc.*	696	5,881
Kenexa Corporation*	422	5,803
Brightpoint, Inc.*	768	5,783

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
Anadigics, Inc.*	1,188	$5,774
Mercury Computer Systems, Inc.*	418	5,735
Global Cash Access Holdings, Inc.*	699	5,711
Intevac, Inc.*	406	5,611
STEC, Inc.*	465	5,571
Echelon Corporation*	615	5,517
TeleCommunication Systems, Inc. — Class A*	752	5,512
Perficient, Inc.*	489	5,511
ShoreTel, Inc.*	833	5,506
Ixia*	590	5,469
Techwell, Inc.*	291	5,442
Compellent Technologies, Inc.*	308	5,405
Internap Network Services Corporation*	957	5,359
Vocus, Inc.*	309	5,268
SMART Modular Technologies WWH, Inc.*	680	5,243
Maxwell Technologies, Inc.*	418	5,179
3PAR, Inc.*	516	5,160
Extreme Networks*	1,662	5,102
Photronics, Inc.*	996	5,070
Supertex, Inc.*	198	5,067
Entropic Communications, Inc.*	993	5,044
Rudolph Technologies, Inc.*	585	5,013
Pericom Semiconductor Corporation*	468	5,012
infoGROUP, Inc.*	641	5,000
SolarWinds, Inc.*	227	4,917
Hughes Communications, Inc.*	175	4,874
Digi International, Inc.*	458	4,873
Daktronics, Inc.	635	4,839
Ciber, Inc.*	1,282	4,795
Symmetricom, Inc.*	817	4,763
Internet Brands, Inc. — Class A*	516	4,758
EMS Technologies, Inc.*	284	4,714
Cass Information Systems, Inc.	151	4,704
Multi-Fineline Electronix, Inc.*	182	4,688
ExlService Holdings, Inc.*	280	4,670
Smith Micro Software, Inc.*	528	4,668
Kopin Corporation*	1,260	4,662
Rubicon Technology, Inc.*	230	4,646
Exar Corporation*	659	4,646
Actuate Corporation*	831	4,645
Ness Technologies, Inc.*	727	4,587
Comverge, Inc.*	400	4,524
NetSuite, Inc.*	310	4,507
Silicon Storage Technology, Inc.*	1,482	4,505
Interactive Intelligence, Inc.*	240	4,486
Knot, Inc.*	564	4,410
DivX, Inc.*	607	4,346
Electro Rent Corporation	331	4,346
Ceva, Inc.*	370	4,314
LoopNet, Inc.*	379	4,260
Seachange International, Inc.*	589	4,229
Silicon Image, Inc.*	1,399	4,225

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
NVE Corporation*	92	$4,168
Isilon Systems, Inc.*	483	4,159
iGate Corporation	426	4,145
VASCO Data Security International, Inc.*	498	4,108
Technitrol, Inc.	776	4,097
Fortinet, Inc.*	230	4,043
Radisys Corporation*	441	3,951
Bel Fuse, Inc. — Class B	195	3,929
Measurement Specialties, Inc.*	267	3,928
Monotype Imaging Holdings, Inc.*	400	3,892
Lionbridge Technologies, Inc.*	1,069	3,880
Opnet Technologies, Inc.	240	3,869
Anaren, Inc.*	270	3,845
Novatel Wireless, Inc.*	569	3,829
Cray, Inc.*	642	3,820
IXYS Corporation*	440	3,758
MIPS Technologies, Inc. — Class A*	841	3,751
NCI, Inc. — Class A*	124	3,749
PLX Technology, Inc.*	697	3,673
Airvana, Inc.*	475	3,639
Openwave Systems, Inc.*	1,568	3,606
PROS Holdings, Inc.*	362	3,577
DSP Group, Inc.*	420	3,499
KVH Industries, Inc.*	261	3,443
Liquidity Services, Inc.*	281	3,243
QuinStreet, Inc.*	185	3,147
Agilysys, Inc.	279	3,116
Powerwave Technologies, Inc.*	2,471	3,089
Integral Systems, Inc.*	318	3,062
Globecomm Systems, Inc.*	392	3,014
White Electronic Designs Corporation*	430	3,010
Cogo Group, Inc.*	430	3,006
Network Equipment Technologies, Inc.*	537	2,959
Symyx Technologies, Inc.*	646	2,901
LogMeIn, Inc.*	140	2,897
support.com, Inc.*	877	2,868
Rosetta Stone, Inc.*	120	2,854
Chordiant Software, Inc.*	559	2,834
Double-Take Software, Inc.*	317	2,824
Advanced Analogic Technologies, Inc.*	799	2,789
Zix Corporation*	1,188	2,744
Web.com Group, Inc.*	495	2,698
Spectrum Control, Inc.*	230	2,689
Microtune, Inc.*	969	2,645
Immersion Corporation*	523	2,615
DemandTec, Inc.*	375	2,606
Keynote Systems, Inc.	228	2,597
Deltek, Inc.*	339	2,590
Zygo Corporation*	280	2,584
Virtusa Corporation*	249	2,567
China Information Security Technology, Inc.*	505	2,550

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Information Technology - 5.8% (continued)
ActivIdentity Corporation*	867	$2,462
Rimage Corporation*	170	2,458
Unica Corporation*	269	2,391
Tier Technologies, Inc. — Class B*	300	2,388
American Software, Inc. — Class A	410	2,382
Ancestry.com, Inc.*	140	2,373
Virage Logic Corporation*	299	2,350
BigBand Networks, Inc.*	658	2,323
OpenTable, Inc.*	60	2,288
Saba Software, Inc.*	458	2,267
Dice Holdings, Inc.*	294	2,234
Limelight Networks, Inc.*	609	2,229
FalconStor Software, Inc.*	639	2,224
SRS Labs, Inc.*	220	2,187
PC-Telephone, Inc.*	347	2,144
Phoenix Technologies, Ltd.*	652	2,099
Computer Task Group, Inc.*	285	2,066
Trident Microsystems, Inc.*	1,178	2,050
Hackett Group, Inc.*	719	1,999
Stamps.com, Inc.*	197	1,990
CPI International, Inc.*	143	1,896
Archipelago Learning, Inc.*	130	1,895
Online Resources Corporation*	470	1,894
GSE Systems, Inc.*	348	1,883
Renaissance Learning, Inc.	116	1,883
Marchex, Inc. — Class A	368	1,880
Dynamics Research Corporation*	160	1,803
Callidus Software, Inc.*	480	1,742
Emcore Corporation*	1,411	1,707
Innodata Isogen, Inc.*	400	1,620
GSI Technology, Inc.*	345	1,608
DDi Corporation*	270	1,531
StarTek, Inc.*	218	1,515
Information Services Group, Inc.*	441	1,504
Travelzoo, Inc.*	100	1,501
Pervasive Software, Inc.*	286	1,447
X-Rite, Inc.*	477	1,445
ICx Technologies, Inc.*	207	1,443
Echo Global Logistics, Inc.*	110	1,420
Communications Systems, Inc.	106	1,371
Opnext, Inc.*	521	1,230
ePlus, Inc.*	70	1,228
QAD, Inc.*	227	1,192
Parkervision, Inc.*	681	1,158
TechTarget, Inc.*	220	1,151
PC Connection, Inc.*	185	1,147
Ipass, Inc.	938	1,079
China TransInfo Technology Corporation*	160	1,078
Imergent, Inc.	150	1,010
PC Mall, Inc.*	195	987
MEMSIC, Inc.*	289	922
PAR Technology Corporation*	150	908
eLoyalty Corporation*	116	653
RAE Systems, Inc.*	767	625

Total Information Technology		3,428,814

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9%
UAL Corporation*	3,125	$61,094
Nordson Corporation	630	42,790
Regal-Beloit Corporation	675	40,102
Towers Watson & Company — Class A	803	38,143
Woodward Governor Company	1,128	36,073
Acuity Brands, Inc.	806	34,021
CLARCOR, Inc.	948	32,697
Baldor Electric Company	874	32,688
GrafTech International, Ltd.*	2,259	30,881
EMCOR Group, Inc.*	1,229	30,270
Moog, Inc. — Class A*	848	30,036
Curtiss-Wright Corporation	847	29,476
Watsco, Inc.	498	28,326
Teledyne Technologies, Inc.*	677	27,940
Alaska Air Group, Inc.*	677	27,913
Brady Corporation — Class A	889	27,666
Esterline Technologies Corporation*	548	27,088
JetBlue Airways Corporation*	4,745	26,477
United Stationers, Inc.*	445	26,188
Hexcel Corporation*	1,801	26,006
Tetra Tech, Inc.*	1,120	25,805
Actuant Corporation — Class A	1,266	24,750
Belden, Inc.	871	23,918
Genesee & Wyoming, Inc. — Class A*	697	23,782
American Superconductor Corporation*	816	23,582
Kaydon Corporation	620	23,312
Knight Transportation, Inc.	1,068	22,524
HNI Corporation	845	22,502
Clean Harbors, Inc.*	399	22,168
US Airways Group, Inc.*	3,015	22,160
Triumph Group, Inc.	314	22,008
Avis Budget Group, Inc.*	1,908	21,942
HEICO Corporation	426	21,939
AO Smith Corporation	406	21,343
Atlas Air Worldwide Holdings, Inc.*	389	20,636
Orbital Sciences Corporation*	1,050	19,960
Simpson Manufacturing Company, Inc.	711	19,737
Insituform Technologies, Inc. — Class A*	736	19,585
Applied Industrial Technologies, Inc.	788	19,582
Granite Construction, Inc.	640	19,341
HUB Group, Inc. — Class A*	690	19,306
Geo Group, Inc.*	955	18,928
EnerSys*	756	18,643
Mueller Industries, Inc.	695	18,619
Werner Enterprises, Inc.	800	18,536
Deluxe Corporation	953	18,507
ABM Industries, Inc.	867	18,380
Briggs & Stratton Corporation	937	18,272
Herman Miller, Inc.	1,008	18,204

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
AAR Corporation*	726	$18,019
Rollins, Inc.	826	17,908
Old Dominion Freight Line, Inc.*	523	17,463
Middleby Corporation*	300	17,277
Healthcare Services Group, Inc.	770	17,240
Watts Water Technologies, Inc. — Class A	555	17,238
Dollar Thrifty Automotive Group, Inc.*	536	17,222
Corporate Executive Board Company	639	16,991
Barnes Group, Inc.	869	16,911
Allegiant Travel Company — Class A*	290	16,779
Resources Connection, Inc.*	845	16,199
Beacon Roofing Supply, Inc.*	840	16,069
ESCO Technologies, Inc.	493	15,682
II-VI, Inc.*	462	15,634
CoStar Group, Inc.*	375	15,570
SYKES Enterprises, Inc.*	679	15,508
Heartland Express, Inc.	938	15,477
Korn*	847	14,950
Skywest, Inc.	1,040	14,851
Otter Tail Corporation	658	14,450
Forward Air Corporation	537	14,123
Arkansas Best Corporation	470	14,044
Mine Safety Appliances Company	498	13,924
Universal Forest Products, Inc.	361	13,906
Mueller Water Products, Inc. — Class A	2,882	13,776
RBC Bearings, Inc.*	408	13,003
Seaboard Corporation	10	12,991
Franklin Electric Company, Inc.	433	12,986
AirTran Holdings, Inc.*	2,517	12,786
TrueBlue, Inc.*	818	12,679
American Science & Engineering, Inc.	168	12,587
MasTec, Inc.*	969	12,219
Kaman Corporation	481	12,030
Robbins & Myers, Inc.	505	12,029
Quanex Building Products Corporation	704	11,637
GeoEye, Inc.*	394	11,623
Interline Brands, Inc.*	607	11,618
Navigant Consulting, Inc.*	931	11,293
Ceradyne, Inc.*	480	10,891
Ameron International Corporation	172	10,817
Albany International Corporation — Class A	500	10,765
McGrath Rentcorp	444	10,758
Chart Industries, Inc.*	536	10,720
EnPro Industries, Inc.*	366	10,643
Badger Meter, Inc.	276	10,629
United Rentals, Inc.*	1,127	10,571
CIRCOR International, Inc.	318	10,561
Interface, Inc. — Class A	909	10,526
Tutor Perini Corporation*	480	10,440

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
Cubic Corporation	288	$10,368
Mobile Mini, Inc.*	663	10,270
Genco Shipping & Trading, Ltd.*	482	10,175
Griffon Corporation*	809	10,080
Knoll, Inc.	880	9,900
Astec Industries, Inc.*	340	9,846
Lindsay Corporation	230	9,524
Layne Christensen Company*	356	9,509
Tennant Company	346	9,477
Tredegar Corporation	552	9,428
Amerco, Inc.*	170	9,229
G&K Services, Inc. — Class A	354	9,162
EnergySolutions, Inc.	1,418	9,118
Advisory Board Company*	289	9,103
Orion Marine Group, Inc.*	498	8,989
Comfort Systems USA, Inc.	719	8,980
Heidrick & Struggles International, Inc.	319	8,942
John Bean Technologies Corporation	507	8,893
Raven Industries, Inc.	301	8,876
Cenveo, Inc.*	1,000	8,660
Steelcase, Inc. — Class A	1,329	8,599
Aircastle, Ltd.	885	8,381
Apogee Enterprises, Inc.	526	8,316
Administaff, Inc.	389	8,301
Kelly Services, Inc. — Class A*	492	8,197
Federal Signal Corporation	908	8,181
Kforce, Inc.*	530	8,061
Huron Consulting Group, Inc.*	397	8,059
Rush Enterprises, Inc. — Class A*	605	7,992
School Specialty, Inc.*	351	7,971
Bowne & Company, Inc.	712	7,946
Force Protection, Inc.*	1,318	7,934
SFN Group, Inc.*	990	7,930
ACCO Brands Corporation*	1,026	7,859
Viad Corporation	381	7,830
Ennis, Inc.	477	7,761
AZZ, Inc.	229	7,752
NACCO Industries, Inc. — Class A	104	7,712
EnerNOC, Inc.*	256	7,598
K-Tron International, Inc.*	50	7,499
Blount International, Inc.*	722	7,480
DigitalGlobe, Inc.*	266	7,419
Polypore International, Inc.*	419	7,316
RSC Holdings, Inc.*	919	7,315
Consolidated Graphics, Inc.*	176	7,288
Exponent, Inc.*	253	7,216
Encore Wire Corporation	344	7,155
Hawaiian Holdings, Inc.*	959	7,068
Altra Holdings, Inc.*	499	6,851
Taser International, Inc.*	1,167	6,839
Argon ST, Inc.*	255	6,786
Gorman-Rupp Company	266	6,767
Energy Conversion Devices, Inc.*	854	6,687
Aerovironment, Inc.*	255	6,658

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
Acacia Research — Acacia Technologies*	605	$6,552
Dycom Industries, Inc.*	730	6,402
Gibraltar Industries, Inc.*	503	6,343
ATC Technology Corporation*	367	6,298
Trex Company, Inc.*	294	6,259
Eagle Bulk Shipping, Inc.*	1,163	6,176
American Reprographics Company*	686	6,153
M&F Worldwide Corporation*	198	6,059
Harbin Electric, Inc.*	280	6,045
Sun Hydraulics Corporation	232	6,027
Ladish Company, Inc.*	296	5,967
Stanley, Inc.*	208	5,884
Standex International Corporation	227	5,850
Marten Transport, Ltd.*	294	5,795
Titan International, Inc.	663	5,788
Team, Inc.*	347	5,757
Columbus McKinnon Corporation*	361	5,729
Celadon Group, Inc.*	410	5,715
LB Foster Company — Class A*	195	5,634
H&E Equipment Services, Inc.*	515	5,552
TAL International Group, Inc.	277	5,534
US Ecology, Inc.	343	5,522
CBIZ, Inc.*	826	5,427
Cascade Corporation	168	5,411
GenCorp, Inc.*	938	5,403
DynCorp International, Inc. — Class A*	463	5,324
FreightCar America, Inc.	218	5,267
MYR Group, Inc.*	320	5,219
Michael Baker Corporation*	150	5,172
Schawk, Inc. — Class A	285	5,167
AAON, Inc.	228	5,157
Colfax Corporation*	437	5,143
Generac Holdings, Inc.*	359	5,030
Vicor Corporation*	360	4,972
COMSYS IT Partners, Inc.*	284	4,964
ICF International, Inc.*	197	4,893
RailAmerica, Inc.*	410	4,838
Powell Industries, Inc.*	148	4,814
On Assignment, Inc.*	675	4,813
Microvision, Inc.*	1,666	4,698
Applied Signal Technology, Inc.	237	4,640
CRA International, Inc.*	202	4,630
3D Systems Corporation*	335	4,573
Ener1, Inc.*	952	4,503
Sterling Construction Company, Inc.*	286	4,496
Tecumseh Products Company — Class A*	354	4,344
American Commercial Lines, Inc.*	172	4,317
Ducommun, Inc.	201	4,223
Kimball International, Inc. — Class B	597	4,149
Ampco-Pittsburgh Corporation	165	4,095

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
Advanced Battery Technologies, Inc.*	1,046	$4,079
Evergreen Solar, Inc.*	3,524	3,982
Energy Recovery, Inc.*	630	3,969
Great Lakes Dredge & Dock Corporation	753	3,953
Pacer International, Inc.*	653	3,931
FuelCell Energy, Inc.*	1,360	3,835
Houston Wire & Cable Company	331	3,833
Dynamic Materials Corporation	244	3,811
NCI Building Systems, Inc.*	345	3,809
Cornell Companies, Inc.*	207	3,790
Republic Airways Holdings, Inc.*	639	3,783
Herley Industries, Inc.*	255	3,738
Metalico, Inc.*	621	3,720
Northwest Pipe Company*	169	3,693
American Woodmark Corporation	190	3,684
Textainer Group Holdings, Ltd.	167	3,599
Furmanite Corporation*	686	3,560
Diamond Management & Technology Consultants, Inc. — Class A	450	3,533
Air Transport Services Group, Inc.*	1,039	3,501
Fushi Copperweld, Inc.*	312	3,501
VSE Corporation	85	3,499
Insteel Industries, Inc.	327	3,496
Graham Corporation	192	3,454
China Fire & Security Group, Inc.*	265	3,437
Saia, Inc.*	247	3,428
Greenbrier Companies, Inc.	310	3,413
CDI Corporation	230	3,372
Titan Machinery, Inc.*	240	3,286
Kadant, Inc.*	228	3,285
Waste Services, Inc.*	329	3,254
Satcon Technology Corporation*	1,310	3,183
Dynamex, Inc.*	183	3,148
Courier Corporation	190	3,137
PMFG, Inc.*	237	3,136
GT Solar International, Inc.*	587	3,070
Horizon Lines, Inc. — Class A	564	3,068
Broadwind Energy, Inc.*	649	2,901
LMI Aerospace, Inc.*	156	2,898
Pike Electric Corporation*	309	2,880
Alamo Group, Inc.	143	2,859
International Shipholding Corporation	96	2,821
Aceto Corporation	462	2,790
Sauer-Danfoss, Inc.*	208	2,762
APAC Customer Services, Inc.*	470	2,703
Met-Pro Corporation	275	2,692
Fuel Tech, Inc.*	335	2,687
Hill International, Inc.*	460	2,682
LaBarge, Inc.*	236	2,608
PowerSecure International, Inc.*	324	2,553
Flow International Corporation*	848	2,552
Builders FirstSource, Inc.*	790	2,489

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
GP Strategies Corporation*	290	$2,424
USA Truck, Inc.*	150	2,424
LSI Industries, Inc.	354	2,414
Volt Information Sciences, Inc.*	235	2,399
Innerworkings, Inc.*	458	2,382
Miller Industries, Inc.	190	2,362
Perma-Fix Environmental Services*	1,012	2,267
Multi-Color Corporation	189	2,264
CAI International, Inc.*	183	2,255
Standard Parking Corporation*	136	2,233
Ultrapetrol Bahamas, Ltd.*	400	2,196
American Railcar Industries, Inc.	173	2,104
Hurco Companies, Inc.*	120	2,020
Twin Disc, Inc.	164	2,004
Universal Truckload Services, Inc.*	110	1,934
Franklin Covey Company*	240	1,906
Mistras Group, Inc.*	190	1,898
China BAK Battery, Inc.*	783	1,887
Todd Shipyards Corporation	114	1,873
Trimas Corporation*	287	1,863
DXP Enterprises, Inc.*	145	1,852
Barrett Business Services, Inc.	136	1,844
SmartHeat, Inc.*	170	1,826
Argan, Inc.*	137	1,781
Standard Register Company	330	1,766
Preformed Line Products Company	45	1,717
Patriot Transportation Holding, Inc.*	20	1,690
Astronics Corporation*	170	1,668
Duoyuan Printing, Inc.*	150	1,620
Orion Energy Systems, Inc.*	327	1,602
Odyssey Marine Exploration, Inc.*	1,148	1,504
Eastern Company	110	1,489
Chase Corporation	111	1,401
Portec Rail Products, Inc.	120	1,394
North American Galvanizing & Coating, Inc.*	245	1,362
Willis Lease Finance Corporation*	86	1,357
Ascent Solar Technologies, Inc.*	350	1,347
Global Defense Technology & Systems, Inc.*	90	1,206
Primoris Services Corporation	150	1,161
Lawson Products, Inc.	68	1,052
Ultralife Corporation*	235	942
BlueLinx Holdings, Inc.*	220	838
United Capital Corporation*	35	830
Valence Technology, Inc.*	939	798
YRC Worldwide, Inc.*	1,318	717
Integrated Electrical Services, Inc.*	110	622
Heritage-Crystal Clean, Inc.*	50	565
Lihua International, Inc.*	60	551
Omega Flex, Inc.	50	525

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Industrials - 4.9% (continued)
Amrep Corporation*	20	$291

Total Industrials		2,901,109

Consumer Discretionary - 4.8%
Tupperware Brands Corporation	1,175	56,659
J Crew Group, Inc.*	944	43,330
Tempur-Pedic International, Inc.*	1,403	42,314
Bally Technologies, Inc.*	1,022	41,432
Warnaco Group, Inc.*	856	40,840
Tractor Supply Company	675	39,184
Sotheby’s	1,249	38,831
Live Nation Entertainment, Inc.*	2,607	37,802
Fossil, Inc.*	881	33,249
Deckers Outdoor Corporation*	239	32,982
Carter’s, Inc.*	1,059	31,939
Lululemon Athletica, Inc.*	763	31,664
Dana Holding Corporation*	2,608	30,983
Cheesecake Factory, Inc.*	1,123	30,388
Jones Apparel Group, Inc.	1,597	30,375
Polaris Industries, Inc.	570	29,161
Rent-A-Center, Inc. — Class A*	1,233	29,160
Eastman Kodak Company	5,023	29,083
Dress Barn, Inc.*	1,066	27,887
Gymboree Corporation*	537	27,725
Collective Brands, Inc.*	1,207	27,447
Wolverine World Wide, Inc.	924	26,944
Corinthian Colleges, Inc.*	1,499	26,367
Brunswick Corporation	1,650	26,350
Tenneco, Inc.*	1,110	26,251
Capella Education Company*	274	25,438
Valassis Communications, Inc.*	907	25,242
Jack in the Box, Inc.*	1,068	25,151
OfficeMax, Inc.*	1,420	23,316
Men’s Wearhouse, Inc.	972	23,270
Dillard’s, Inc. — Class A	967	22,821
AnnTaylor Stores Corporation*	1,097	22,708
Skechers U.S.A., Inc. — Class A*	620	22,518
Vail Resorts, Inc.*	556	22,290
HSN, Inc.*	740	21,786
Gaylord Entertainment Company*	739	21,645
Orient-Express Hotels, Ltd. — Class A*	1,517	21,511
Life Time Fitness, Inc.*	753	21,159
Cooper Tire & Rubber Company	1,099	20,903
Jo-Ann Stores, Inc.*	487	20,444
Iconix Brand Group, Inc.*	1,331	20,444
Pool Corporation	901	20,399
Matthews International Corporation — Class A	574	20,377
Saks, Inc.*	2,368	20,365
Regis Corporation	1,071	20,006
PF Chang’s China Bistro, Inc.*	440	19,417
Cracker Barrel Old Country Store, Inc.	417	19,340
ArvinMeritor, Inc.*	1,379	18,410
Coinstar, Inc.*	565	18,363
Jos A. Bank Clothiers, Inc.*	336	18,362
Ryland Group, Inc.	817	18,333

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Discretionary - 4.8% (continued)
Under Armour, Inc. — Class A*	622	$18,293
Childrens Place Retail Stores, Inc.*	409	18,221
Bob Evans Farms, Inc.	567	17,526
Buckle, Inc.	476	17,498
Timberland Company — Class A*	808	17,243
CEC Entertainment, Inc.*	435	16,574
Buffalo Wild Wings, Inc.*	336	16,165
American Public Education, Inc.*	345	16,077
Sally Beauty Holdings, Inc.*	1,752	15,628
American Greetings Corporation — Class A	739	15,401
Helen of Troy, Ltd.*	565	14,724
99 Cents Only Stores*	881	14,360
Group 1 Automotive, Inc.*	450	14,337
True Religion Apparel, Inc.*	472	14,330
Steven Madden, Ltd.*	290	14,152
Pier 1 Imports, Inc.*	2,159	13,753
CROCS, Inc.*	1,563	13,708
Hibbett Sports, Inc.*	535	13,685
National CineMedia, Inc.	792	13,670
Blue Nile, Inc.*	245	13,480
Liz Claiborne, Inc.*	1,787	13,277
Unifirst Corporation	256	13,184
Genesco, Inc.*	425	13,179
Cabela’s, Inc.*	751	13,135
Arbitron, Inc.	490	13,063
Finish Line, Inc. — Class A	797	13,007
Texas Roadhouse, Inc. — Class A*	936	13,001
DineEquity, Inc.*	327	12,936
Ruby Tuesday, Inc.*	1,210	12,790
Sonic Corporation*	1,131	12,498
Meritage Homes Corporation*	587	12,327
Brown Shoe Company, Inc.	778	12,043
La-Z-Boy, Inc. — Class Z*	960	12,038
Steiner Leisure, Ltd.*	269	11,922
Charming Shoppes, Inc.*	2,158	11,783
Scholastic Corporation	420	11,760
Ulta Salon Cosmetics & Fragrance, Inc.*	516	11,672
Belo Corporation — Class A	1,679	11,451
Quiksilver, Inc.*	2,400	11,352
Columbia Sportswear Company	215	11,294
Cato Corporation — Class A	525	11,256
Monro Muffler Brake, Inc.	314	11,229
Pinnacle Entertainment, Inc.*	1,140	11,104
Cinemark Holdings, Inc.	602	11,041
Stage Stores, Inc.	717	11,035
Interval Leisure Group, Inc.*	740	10,774
National Presto Industries, Inc.	90	10,702
Callaway Golf Company	1,200	10,584
Papa John’s International, Inc.*	407	10,464
RCN Corporation*	680	10,254
NutriSystem, Inc.	574	10,223
CKE Restaurants, Inc.	917	10,151
Modine Manufacturing Company*	877	9,857
K12, Inc.*	441	9,795

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Discretionary - 4.8% (continued)
PetMed Express, Inc.	436	$9,666
Ethan Allen Interiors, Inc.	465	9,593
American Axle & Manufacturing Holdings, Inc.*	958	9,561
Domino’s Pizza, Inc.*	688	9,384
Stewart Enterprises, Inc. — Class A	1,500	9,375
Shutterfly, Inc.*	387	9,323
Harte-Hanks, Inc.	714	9,182
PEP Boys-Manny Moe & Jack	916	9,178
Fred’s, Inc. — Class A	752	9,009
Citi Trends, Inc.*	272	8,824
Ameristar Casinos, Inc.	483	8,800
BJ’s Restaurants, Inc.*	375	8,738
Wet Seal, Inc. — Class A*	1,818	8,654
Standard Pacific Corporation*	1,884	8,516
Fuel Systems Solutions, Inc.*	265	8,469
Universal Technical Institute, Inc.*	368	8,398
Peet’s Coffee & Tea, Inc.*	208	8,247
Shuffle Master, Inc.*	999	8,182
Asbury Automotive Group, Inc.*	597	7,940
Winnebago Industries, Inc.*	537	7,846
Zumiez, Inc.*	382	7,827
Maidenform Brands, Inc.*	350	7,648
Grand Canyon Education, Inc.*	292	7,633
Drew Industries, Inc.*	340	7,487
Coldwater Creek, Inc.*	1,077	7,474
G-III Apparel Group, Ltd.*	270	7,441
Knology, Inc.*	553	7,432
Lumber Liquidators Holdings, Inc.*	270	7,201
Ascent Media Corporation — Class A*	260	7,085
World Wrestling Entertainment, Inc. — Class A	409	7,076
Red Robin Gourmet Burgers, Inc.*	289	7,063
Superior Industries International, Inc.	433	6,963
Denny’s Corporation*	1,799	6,908
Volcom, Inc.*	352	6,871
Jakks Pacific, Inc.*	519	6,773
Churchill Downs, Inc.	180	6,750
CKX, Inc.*	1,083	6,639
Pacific Sunwear of California*	1,236	6,563
Bridgepoint Education, Inc.*	260	6,391
Sonic Automotive, Inc. — Class A*	570	6,270
Dolan Media Company*	565	6,142
Steak N Shake Company*	16	6,100
Big 5 Sporting Goods Corporation	400	6,088
California Pizza Kitchen, Inc.*	360	6,044
hhgregg, Inc.*	238	6,007
RC2 Corporation*	400	5,988
Talbots, Inc.*	453	5,871
Drugstore.com, Inc.*	1,624	5,798
DSW, Inc. — Class A*	227	5,795

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Discretionary - 4.8% (continued)
Core-Mark Holding Company, Inc.*	185	$5,663
Universal Electronics, Inc.*	248	5,540
iRobot Corporation*	357	5,412
Exide Technologies*	939	5,399
Haverty Furniture Companies, Inc.	330	5,386
Christopher & Banks Corporation	673	5,384
HOT Topic, Inc.*	819	5,324
K-Swiss, Inc. — Class A*	489	5,115
AFC Enterprises, Inc.*	467	5,011
Pre-Paid Legal Services, Inc.*	132	4,996
M*	339	4,966
Furniture Brands International, Inc.*	772	4,964
Marcus Corporation	375	4,871
Orbitz Worldwide, Inc.*	682	4,849
Kirkland’s, Inc.*	230	4,830
Lincoln Educational Services Corporation*	185	4,681
Oxford Industries, Inc.	230	4,676
Overstock.com, Inc.*	287	4,664
ChinaCast Education Corporation*	630	4,605
America’s Car-Mart, Inc.*	188	4,535
Rue21, Inc.*	130	4,507
EW Scripps Company — Class A*	530	4,479
Retail Ventures, Inc.*	470	4,470
Krispy Kreme Doughnuts, Inc.*	1,097	4,410
Mediacom Communications Corporation — Class A*	736	4,379
Stein Mart, Inc.*	480	4,334
Sturm Ruger & Company, Inc.	360	4,316
Systemax, Inc.	195	4,239
Smith & Wesson Holding Corporation*	1,118	4,226
Hovnanian Enterprises, Inc. — Class A*	971	4,224
Leapfrog Enterprises, Inc. — Class A*	628	4,113
Cavco Industries, Inc.*	120	4,097
Dorman Products, Inc.*	215	4,083
Sinclair Broadcast Group, Inc. — Class A*	798	4,054
Bebe Stores, Inc.	455	4,050
Amerigon, Inc.*	400	4,044
Beazer Homes USA, Inc.*	867	3,936
Ambassadors Group, Inc.	355	3,923
Shoe Carnival, Inc.*	170	3,886
Rentrak Corporation*	180	3,879
Perry Ellis International, Inc.*	170	3,851
Vitamin Shoppe, Inc.*	170	3,817
Speedway Motorsports, Inc.	240	3,746
Tuesday Morning Corporation*	560	3,690
Wonder Auto Technology, Inc.*	336	3,555
Spartan Motors, Inc.	616	3,450
Blyth, Inc.	110	3,438
Standard Motor Products, Inc.	340	3,373

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Discretionary - 4.8% (continued)
Movado Group, Inc.	298	$3,361
Hooker Furniture Corporation	203	3,264
Journal Communications, Inc. — Class A	769	3,230
Ruth’s Hospitality Group, Inc.*	582	3,085
Weyco Group, Inc.	129	3,034
Unifi, Inc.*	828	3,014
Sealy Corporation*	843	2,950
Midas, Inc.*	261	2,944
West Marine, Inc.*	270	2,929
LodgeNet Interactive Corporation*	419	2,920
Carmike Cinemas, Inc.*	207	2,871
LIN TV Corporation — Class A*	498	2,863
O’Charleys, Inc.*	320	2,861
McCormick & Schmick’s Seafood Restaurants, Inc.*	280	2,820
Martha Stewart Living Omnimedia — Class A*	496	2,768
Stoneridge, Inc.*	279	2,759
CSS Industries, Inc.	136	2,734
Morgans Hotel Group Company*	410	2,628
Landry’s Restaurants, Inc.*	143	2,563
Fuqi International, Inc.*	235	2,561
Vitacost.com, Inc.*	210	2,531
Skyline Corporation	134	2,492
Gaiam, Inc. — Class A	300	2,490
Audiovox Corporation — Class A*	320	2,490
Cherokee, Inc.	136	2,448
Lithia Motors, Inc. — Class A*	380	2,432
Steinway Musical Instruments, Inc.*	127	2,391
Mac-Gray Corporation	207	2,337
Sport Supply Group, Inc.	168	2,258
Isle of Capri Casinos, Inc.*	290	2,256
Build-A-Bear Workshop, Inc. — Class A*	315	2,243
New York & Company, Inc.*	468	2,242
Destination Maternity Corporation*	86	2,207
Universal Travel Group*	220	2,180
Stanley Furniture Company, Inc.*	195	1,981
Learning Tree International, Inc.*	140	1,970
Multimedia Games, Inc.*	503	1,962
Global Sources, Ltd.*	299	1,946
Hawk Corporation — Class A*	96	1,872
Kenneth Cole Productions, Inc. — Class A*	146	1,870
China Automotive Systems, Inc.*	80	1,849
American Apparel, Inc.*	609	1,845
Red Lion Hotels Corporation*	250	1,805
Outdoor Channel Holdings, Inc.*	266	1,753
Brookfield Homes Corporation*	190	1,661
Youbet.com, Inc.*	560	1,646
Great Wolf Resorts, Inc.*	517	1,644
Benihana, Inc. — Class A*	250	1,625
Borders Group, Inc.*	908	1,562

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Discretionary - 4.8% (continued)
Fisher Communications, Inc.*	110	$1,551
Luby’s, Inc.*	379	1,493
Conn’s, Inc.*	187	1,464
Playboy Enterprises, Inc. — Class B*	398	1,457
Monarch Casino & Resort, Inc.*	170	1,452
Carrols Restaurant Group, Inc.*	210	1,428
Town Sports International Holdings, Inc.*	359	1,404
Reading International, Inc. — Class A*	320	1,366
US Auto Parts Network, Inc.*	178	1,339
CPI Corporation	90	1,247
Syms Corporation*	125	1,245
1-800-Flowers.com, Inc. — Class A*	493	1,237
Zale Corporation*	440	1,206
Raser Technologies, Inc.*	1,226	1,198
Marine Products Corporation	183	1,102
Einstein Noah Restaurant Group, Inc.*	90	1,093
Jackson Hewitt Tax Service, Inc.*	545	1,090
PRIMEDIA, Inc.	310	1,066
Dover Downs Gaming & Entertainment, Inc.	265	1,049
Frisch’s Restaurants, Inc.	45	995
Princeton Review, Inc.*	273	953
Books-A-Million, Inc. — Class A	130	941
Bluegreen Corporation*	273	893
Caribou Coffee Company, Inc.*	134	887
Lakes Entertainment, Inc.*	350	805
Value Line, Inc.	30	693
Nobel Learning Communities, Inc.*	84	659
NIVS IntelliMedia Technology Group, Inc.*	150	576
Crown Media Holdings, Inc. — Class A*	197	378

Total Consumer Discretionary		2,833,438

Health Care - 4.7%
Human Genome Sciences, Inc.*	3,420	103,284
Salix Pharmaceuticals, Ltd.*	1,043	38,852
InterMune, Inc.*	830	36,993
STERIS Corporation	1,095	36,858
Owens & Minor, Inc.	787	36,509
Thoratec Corporation*	1,055	35,290
Onyx Pharmaceuticals, Inc.*	1,156	35,004
AMERIGROUP Corporation*	989	32,874
Healthsouth Corporation*	1,743	32,594
Psychiatric Solutions, Inc.*	1,058	31,528
Regeneron Pharmaceuticals, Inc.*	1,183	31,338
NuVasive, Inc.*	681	30,781
Emergency Medical Services Corporation — Class A*	540	30,537
Immucor, Inc.*	1,328	29,734
Magellan Health Services, Inc.*	660	28,697

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
Amedisys, Inc.*	515	$28,438
Catalyst Health Solutions, Inc.*	683	28,263
Varian, Inc.*	545	28,220
Medicis Pharmaceutical Corporation — Class A	1,107	27,852
Haemonetics Corporation*	479	27,375
Quality Systems, Inc.	439	26,972
Auxilium Pharmaceuticals, Inc.*	858	26,735
PSS World Medical, Inc.*	1,127	26,496
Nektar Therapeutics*	1,731	26,329
West Pharmaceutical Services, Inc.	613	25,715
American Medical Systems Holdings, Inc.*	1,381	25,659
Masimo Corporation	948	25,169
Dionex Corporation*	335	25,051
Parexel International Corporation*	1,069	24,918
Cubist Pharmaceuticals, Inc.*	1,085	24,456
HMS Holdings Corporation*	478	24,373
Acorda Therapeutics, Inc.*	710	24,282
WellCare Health Plans, Inc.*	788	23,467
athenahealth, Inc.*	634	23,179
Chemed Corporation	423	23,003
Alkermes, Inc.*	1,762	22,853
Incyte Corporation, Ltd.*	1,627	22,713
ev3, Inc.*	1,391	22,061
Volcano Corporation*	907	21,913
Centene Corporation*	901	21,660
Align Technology, Inc.*	1,096	21,197
Eclipsys Corporation*	1,057	21,013
Impax Laboratories, Inc.*	1,137	20,330
Viropharma, Inc.*	1,452	19,791
Isis Pharmaceuticals, Inc.*	1,748	19,088
Cepheid, Inc.*	1,088	19,018
Seattle Genetics, Inc.*	1,558	18,603
Savient Pharmaceuticals, Inc.*	1,247	18,019
Theravance, Inc.*	1,299	17,303
Healthspring, Inc.*	917	16,139
Par Pharmaceutical Companies, Inc.*	650	16,120
MedAssets, Inc.*	744	15,624
Meridian Bioscience, Inc.	763	15,542
Integra LifeSciences Holdings Corporation*	354	15,516
Gentiva Health Services, Inc.*	545	15,413
Invacare Corporation	538	14,279
inVentiv Health, Inc.*	622	13,970
Martek Biosciences Corporation*	620	13,956
PDL BioPharma, Inc.	2,241	13,917
Bruker Corporation*	908	13,302
Kindred Healthcare, Inc.*	731	13,195
AMAG Pharmaceuticals, Inc.*	377	13,161
Vivus, Inc.*	1,508	13,150
Luminex Corporation*	776	13,060
Conmed Corporation*	541	12,881
Wright Medical Group, Inc.*	715	12,706

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
RehabCare Group, Inc.*	460	$12,544
Facet Biotech Corporation*	456	12,307
Amsurg Corporation — Class A*	570	12,306
Sirona Dental Systems, Inc.*	319	12,132
Exelixis, Inc.*	1,992	12,091
Orthofix International N.V.*	318	11,569
Conceptus, Inc.*	575	11,477
Alnylam Pharmaceuticals, Inc.*	668	11,369
Enzon Pharmaceuticals, Inc.*	1,110	11,300
Genoptix, Inc.*	312	11,073
Abaxis, Inc.*	407	11,066
Odyssey HealthCare, Inc.*	610	11,047
Landauer, Inc.	169	11,022
Pharmasset, Inc.*	409	10,961
Momenta Pharmaceuticals, Inc.*	731	10,943
Celera Corporation*	1,538	10,920
IPC The Hospitalist Company, Inc.*	304	10,673
Phase Forward, Inc.*	813	10,626
PharMerica Corporation*	574	10,458
Zoll Medical Corporation*	389	10,254
Micromet, Inc.*	1,254	10,132
Healthways, Inc.*	630	10,124
Analogic Corporation	236	10,084
Halozyme Therapeutics, Inc.*	1,259	10,059
Allos Therapeutics, Inc.*	1,350	10,031
Insulet Corporation*	662	9,990
Cyberonics, Inc.*	514	9,848
Affymetrix, Inc.*	1,326	9,733
Bio-Reference Labs, Inc.*	218	9,585
Geron Corporation*	1,670	9,486
LHC Group, Inc.*	281	9,422
Neogen Corporation*	375	9,412
Greatbatch, Inc.*	433	9,175
DexCom, Inc.*	924	8,991
Questcor Pharmaceuticals, Inc.*	1,074	8,839
Immunogen, Inc.*	1,076	8,705
Hanger Orthopedic Group, Inc.*	470	8,545
SonoSite, Inc.*	260	8,349
Omnicell, Inc.*	593	8,320
Natus Medical, Inc.*	518	8,241
ICU Medical, Inc.*	235	8,096
MWI Veterinary Supply, Inc.*	200	8,080
Merit Medical Systems, Inc.*	520	7,930
Medicines Company*	988	7,746
Sun Healthcare Group, Inc.*	810	7,727
Universal American Corporation*	500	7,710
Emeritus Corporation*	371	7,550
Affymax, Inc.*	320	7,498
Optimer Pharmaceuticals, Inc.*	610	7,491
Rigel Pharmaceuticals, Inc.*	930	7,412
Computer Programs & Systems, Inc.	185	7,230
Inspire Pharmaceuticals, Inc.*	1,158	7,226
Angiodynamics, Inc.*	462	7,216
Sequenom, Inc.*	1,142	7,206
MannKind Corporation*	1,082	7,098

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
Quidel Corporation*	480	$6,979
Ariad Pharmaceuticals, Inc.*	2,032	6,909
Symmetry Medical, Inc.*	676	6,787
Triple-S Management Corporation — Class B*	378	6,713
Air Methods Corporation*	197	6,698
Assisted Living Concepts, Inc. — Class A*	195	6,404
Molina Healthcare, Inc.*	250	6,292
SurModics, Inc.*	295	6,177
ABIOMED, Inc.*	570	5,888
Cell Therapeutics, Inc.*	10,761	5,818
Almost Family, Inc.*	154	5,804
Cross Country Healthcare, Inc.*	574	5,803
Micrus Endovascular Corporation*	294	5,798
Vanda Pharmaceuticals, Inc.*	498	5,747
BioScrip, Inc.*	718	5,730
Medivation, Inc.*	541	5,675
Res-Care, Inc.*	468	5,611
eResearchTechnology, Inc.*	795	5,493
HeartWare International, Inc.*	122	5,425
Arena Pharmaceuticals, Inc.*	1,738	5,388
AMN Healthcare Services, Inc.*	610	5,368
Select Medical Holdings Corporation*	630	5,317
National Healthcare Corporation	150	5,307
Nabi Biopharmaceuticals*	967	5,289
Santarus, Inc.*	977	5,256
Orthovita, Inc.*	1,229	5,236
XenoPort, Inc.*	565	5,232
OraSure Technologies, Inc.*	867	5,141
Metabolix, Inc.*	418	5,091
Emergent Biosolutions, Inc.*	300	5,043
Kendle International, Inc.*	283	4,947
NxStage Medical, Inc.*	430	4,924
Delcath Systems, Inc.*	605	4,901
Durect Corporation*	1,623	4,885
Ardea Biosciences, Inc.*	266	4,857
Clinical Data, Inc.*	249	4,831
Team Health Holdings, Inc.*	287	4,822
Ironwood Pharmaceuticals, Inc. — Class A*	355	4,800
Zymogenetics, Inc.*	833	4,773
Pozen, Inc.*	486	4,656
Genomic Health, Inc.*	264	4,644
Dyax Corporation*	1,343	4,580
Accuray, Inc.*	745	4,537
Cantel Medical Corporation	227	4,506
Corvel Corporation*	126	4,505
Sangamo Biosciences, Inc.*	830	4,499
NPS Pharmaceuticals, Inc.*	890	4,486
Arqule, Inc.*	776	4,470
RTI Biologics, Inc.*	1,017	4,404
Vital Images, Inc.*	271	4,382
MAKO Surgical Corporation*	320	4,314
Atrion Corporation	30	4,291

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
Sunrise Senior Living, Inc.*	838	$4,291
Protalix BioTherapeutics, Inc.*	649	4,257
Curis, Inc.*	1,380	4,237
AGA Medical Holdings, Inc.*	260	4,225
Somanetics Corporation*	220	4,211
Cadence Pharmaceuticals, Inc.*	458	4,182
Spectranetics Corporation*	597	4,125
Pain Therapeutics, Inc.*	647	4,057
Immunomedics, Inc.*	1,220	4,050
AMICAS, Inc.*	659	3,967
Alphatec Holdings, Inc.*	621	3,956
Obagi Medical Products, Inc.*	320	3,898
US Physical Therapy, Inc.*	220	3,828
American Dental Partners, Inc.*	290	3,784
Spectrum Pharmaceuticals, Inc.*	817	3,766
SIGA Technologies, Inc.*	567	3,759
Palomar Medical Technologies, Inc.*	345	3,747
Enzo Biochem, Inc.*	621	3,738
Ligand Pharmaceuticals, Inc. — Class B*	2,127	3,722
Ensign Group, Inc.	213	3,691
Albany Molecular Research, Inc.*	441	3,682
Endologix, Inc.*	899	3,632
Hi-Tech Pharmacal Company, Inc.*	160	3,542
Kensey Nash Corporation*	150	3,538
SuperGen, Inc.*	1,101	3,523
Synovis Life Technologies, Inc.*	225	3,494
Cypress Bioscience, Inc.*	713	3,494
CryoLife, Inc.*	531	3,436
IRIS International, Inc.*	335	3,420
Depomed, Inc.*	960	3,408
CardioNet, Inc.*	440	3,366
BioMimetic Therapeutics, Inc.*	250	3,287
Medical Action Industries, Inc.*	259	3,178
Electro-Optical Sciences, Inc.*	421	3,124
Accelrys, Inc.*	507	3,123
Novavax, Inc.*	1,346	3,109
Exactech, Inc.*	147	3,083
Providence Service Corporation*	200	3,038
Medcath Corporation*	290	3,036
BMP Sunstone Corporation*	599	3,031
BioCryst Pharmaceuticals, Inc.*	460	3,022
Chindex International, Inc.*	255	3,012
Orexigen Therapeutics, Inc.*	502	2,957
TomoTherapy, Inc.*	864	2,946
Young Innovations, Inc.	104	2,929
Stereotaxis, Inc.*	578	2,896
Celldex Therapeutics, Inc.*	470	2,886
Lexicon Pharmaceuticals, Inc.*	1,947	2,882
AVANIR Pharmaceuticals, Inc. — Class A*	1,217	2,823
Health Grades, Inc.*	440	2,798
Alliance HealthCare Services, Inc.*	491	2,759
Insmed, Inc.*	2,336	2,756

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
Vascular Solutions, Inc.*	299	$2,688
Vical, Inc.*	800	2,688
Progenics Pharmaceuticals, Inc.*	500	2,665
MAP Pharmaceuticals, Inc.*	166	2,638
Cytokinetics, Inc.*	823	2,634
Cutera, Inc.*	250	2,592
LCA-Vision, Inc.*	310	2,579
StemCells, Inc.*	2,218	2,573
Array Biopharma, Inc.*	937	2,567
Maxygen, Inc.*	387	2,543
ISTA Pharmaceuticals, Inc.*	620	2,523
Cytori Therapeutics, Inc.*	551	2,513
Idera Pharmaceuticals, Inc.*	398	2,472
Rochester Medical Corporation*	190	2,436
America Service Group, Inc.	150	2,413
Sciclone Pharmaceuticals, Inc.*	669	2,362
Repligen Corporation*	569	2,310
Allied Healthcare International, Inc.*	847	2,304
ATS Medical, Inc.*	880	2,288
Transcend Services, Inc.*	140	2,275
Osiris Therapeutics, Inc.*	306	2,264
Cambrex Corporation*	553	2,240
Skilled Healthcare Group, Inc. — Class A*	361	2,227
Metropolitan Health Networks, Inc.*	682	2,203
Capital Senior Living Corporation*	417	2,193
AVI BioPharma, Inc.*	1,797	2,138
Medidata Solutions, Inc.*	140	2,128
Cynosure, Inc. — Class A*	185	2,079
Continucare Corporation*	550	2,035
Myriad Pharmaceuticals, Inc.*	450	2,034
Infinity Pharmaceuticals, Inc.*	328	2,001
Bovie Medical Corporation*	319	1,994
Biospecifics Technologies Corporation*	70	1,942
Neurocrine Biosciences, Inc.*	732	1,867
Rockwell Medical Technologies, Inc.*	320	1,850
NeurogesX, Inc.*	195	1,833
Harvard Bioscience, Inc.*	458	1,772
Chelsea Therapeutics International, Inc.*	493	1,750
RadNet, Inc.*	545	1,733
Hemispherx Biopharma, Inc.*	2,320	1,717
Utah Medical Products, Inc.	60	1,688
Idenix Pharmaceuticals, Inc.*	586	1,653
Opko Health, Inc.*	820	1,624
Akorn, Inc.*	1,050	1,606
Cumberland Pharmaceuticals, Inc.*	150	1,579
Adolor Corporation*	872	1,570
OncoGenex Pharmaceutical, Inc.*	76	1,560
Clarient, Inc.*	558	1,462
Synta Pharmaceuticals Corporation*	315	1,358

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Health Care - 4.7% (continued)
Merge Healthcare, Inc.*	647	$1,339
Virtual Radiologic Corporation*	120	1,320
MedQuist, Inc.	167	1,304
Discovery Laboratories, Inc.*	2,483	1,291
Javelin Pharmaceuticals, Inc.*	988	1,275
NovaMed, Inc.*	370	1,258
KV Pharmaceutical Company — Class A*	698	1,228
GTx, Inc.*	359	1,199
Biodel, Inc.*	277	1,183
Nanosphere, Inc.*	245	1,174
Caraco Pharmaceutical Laboratories, Ltd.*	195	1,168
Nighthawk Radiology Holdings, Inc.*	355	1,129
Hansen Medical, Inc.*	472	1,081
Cardiovascular Systems, Inc.*	178	945
Omeros Corporation*	130	915
Matrixx Initiatives, Inc.*	180	913
Amicus Therapeutics, Inc.*	280	893
OXiGENE, Inc.*	688	846
Acura Pharmaceuticals, Inc.*	150	808
Lannett Company, Inc.*	190	807
TranS1, Inc.*	238	774
National Research Corporation	30	760
Cornerstone Therapeutics, Inc.*	116	737
Sucampo Pharmaceuticals, Inc. — Class A*	204	728
BioDelivery Sciences International, Inc.*	190	728
Cardiac Science Corporation*	368	688
Poniard Pharmaceuticals, Inc.*	520	598
Molecular Insight Pharmaceuticals, Inc.*	319	418
Cardium Therapeutics, Inc.*	852	375
American Caresource Holdings, Inc.*	200	354
ARYx Therapeutics, Inc.*	388	338
EnteroMedics, Inc.*	409	209
MiddleBrook Pharmaceuticals, Inc.*	681	204
Repros Therapeutics, Inc.*	300	203

Total Health Care		2,730,230

Energy - 1.6%
Atlas Energy, Inc.	1,260	39,211
Dril-Quip, Inc.*	546	33,219
Brigham Exploration Company*	1,860	29,667
World Fuel Services Corporation	1,102	29,357
Patriot Coal Corporation*	1,380	28,235
Nordic American Tanker Shipping	883	26,728
Bristow Group, Inc.*	675	25,468
Berry Petroleum Company — Class A	846	23,823
Arena Resources, Inc.*	713	23,814
Rosetta Resources, Inc.*	982	23,126
Lufkin Industries, Inc.	285	22,558
Gran Tierra Energy, Inc.*	3,814	22,503

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Energy - 1.6% (continued)
CARBO Ceramics, Inc.	360	$22,442
Bill Barrett Corporation*	721	22,142
Key Energy Services, Inc.*	2,318	22,137
Swift Energy Company*	704	21,641
Penn Virginia Corporation	848	20,776
McMoRan Exploration Company*	1,419	20,760
Tetra Technologies, Inc.*	1,417	17,316
Clean Energy Fuels Corporation*	671	15,285
Ship Finance International, Ltd.	836	14,847
ATP Oil & Gas Corporation*	743	13,976
Stone Energy Corporation*	786	13,951
BPZ Resources, Inc.*	1,733	12,737
Complete Production Services, Inc.*	1,098	12,682
USEC, Inc.*	2,110	12,175
Carrizo Oil & Gas, Inc.*	524	12,026
Global Industries, Ltd.*	1,868	11,993
Contango Oil & Gas Company*	227	11,611
Gulfmark Offshore, Inc. — Class A*	422	11,204
Parker Drilling Company*	2,175	10,723
Northern Oil and Gas, Inc.*	676	10,715
ION Geophysical Corporation*	1,986	9,771
Cloud Peak Energy, Inc.*	570	9,485
Hercules Offshore, Inc.*	2,150	9,266
Willbros Group, Inc.*	743	8,923
Newpark Resources, Inc.*	1,661	8,720
Petroleum Development Corporation*	362	8,387
James River Coal Company*	523	8,316
International Coal Group, Inc.*	1,779	8,130
Hornbeck Offshore Services, Inc.*	433	8,041
Goodrich Petroleum Corporation*	461	7,210
Golar LNG, Ltd.	607	7,102
Crosstex Energy, Inc.*	762	6,622
General Maritime Corporation	916	6,586
Rex Energy Corporation*	563	6,413
Cal Dive International, Inc.*	839	6,150
Pioneer Drilling Company*	858	6,040
RPC, Inc.	528	5,877
T-3 Energy Services, Inc. — Class 3*	235	5,772
Gulfport Energy Corporation*	496	5,575
Vaalco Energy, Inc.	1,092	5,394
Knightsbridge Tankers, Ltd.	318	5,387
Matrix Service Company*	493	5,305
PHI, Inc. (Non Voting)*	250	5,295
W&T Offshore, Inc.	630	5,292
Gulf Island Fabrication, Inc.	231	5,024
Petroquest Energy, Inc.*	962	4,839
GMX Resources, Inc.*	582	4,784
Delta Petroleum Corporation*	3,326	4,690
Harvest Natural Resources, Inc.*	617	4,646
Superior Well Services, Inc.*	340	4,549
Apco Oil and Gas International, Inc.	166	4,492
Venoco, Inc.*	340	4,362

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Energy - 1.6% (continued)
Dawson Geophysical Company*	146	$4,269
Western Refining, Inc.*	767	4,218
Allis-Chalmers Energy, Inc.*	1,102	3,901
Clayton Williams Energy, Inc.*	110	3,848
CVR Energy, Inc.*	435	3,806
OYO Geospace Corporation*	78	3,729
Natural Gas Services Group, Inc.*	231	3,666
DHT Holdings, Inc.	935	3,665
Boots & Coots, Inc.*	1,468	3,567
Toreador Resources Corporation*	417	3,411
Uranium Energy Corporation*	1,049	3,378
Warren Resources, Inc.*	1,328	3,347
Cheniere Energy, Inc.*	1,053	3,254
Basic Energy Services, Inc.*	420	3,238
Oilsands Quest, Inc.*	4,160	3,075
Panhandle Oil and Gas, Inc. — Class A	128	3,025
Endeavour International Corporation*	2,136	2,713
FX Energy, Inc.*	789	2,706
Syntroleum Corporation*	1,188	2,519
Teekay Tankers, Ltd. — Class A	200	2,514
Westmoreland Coal Company*	195	2,461
Green Plains Renewable Energy, Inc.*	170	2,426
Georesources, Inc.*	157	2,397
Rex Stores Corporation*	135	2,187
Vantage Drilling Company*	1,448	2,143
Bronco Drilling Company, Inc.*	440	2,068
Approach Resources, Inc.*	224	2,034
Uranerz Energy Corporation*	976	1,815
Bolt Technology Corporation*	160	1,810
Delek US Holdings, Inc.	245	1,784
Zion Oil & Gas, Inc.*	268	1,659
Isramco, Inc.*	25	1,639
CREDO Petroleum Corporation*	130	1,286
Union Drilling, Inc.*	188	1,158
Alon USA Energy, Inc.	150	1,087
TGC Industries, Inc.*	250	1,010
ENGlobal Corporation*	348	964
Geokinetics, Inc.*	127	916
Cubic Energy, Inc.*	500	530
Evergreen Energy, Inc.*	2,442	440
Sulphco, Inc.*	1,332	386
PrimeEnergy Corporation*	10	269

Total Energy		945,611

Materials - 1.5%
Domtar Corporation	778	50,111
WR Grace & Company*	1,352	37,531
Solutia, Inc.*	2,222	35,796
Rock-Tenn Company — Class A	726	33,084
Silgan Holdings, Inc.	498	29,995
Olin Corporation	1,450	28,449
Sensient Technologies Corporation	910	26,445
Rockwood Holdings, Inc.*	921	24,517
Hecla Mining Company*	4,429	24,227

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Materials - 1.5% (continued)
Coeur d’Alene Mines Corporation*	1,486	$22,260
Louisiana-Pacific Corporation*	2,347	21,240
HB Fuller Company	913	21,191
NewMarket Corporation	190	19,568
OM Group, Inc.*	573	19,413
Worthington Industries, Inc.	1,119	19,347
Minerals Technologies, Inc.	351	18,196
PolyOne Corporation*	1,739	17,807
Calgon Carbon Corporation*	1,025	17,548
RTI International Metals, Inc.*	565	17,136
Allied Nevada Gold Corporation*	1,029	17,051
Arch Chemicals, Inc.	474	16,301
Schweitzer-Mauduit International, Inc.	326	15,505
Texas Industries, Inc.	441	15,069
Century Aluminum Company*	1,058	14,558
Ferro Corporation	1,617	14,213
Balchem Corporation	516	12,719
Glatfelter	851	12,331
AMCOL International Corporation	439	11,941
Kaiser Aluminum Corporation	288	11,108
Koppers Holdings, Inc.	385	10,903
A. Schulman, Inc.	438	10,718
Clearwater Paper Corporation*	213	10,490
Stillwater Mining Company*	758	9,839
Horsehead Holding Corporation*	813	9,626
Buckeye Technologies, Inc.*	727	9,509
Westlake Chemical Corporation	362	9,336
Innophos Holdings, Inc.	317	8,844
Deltic Timber Corporation	200	8,810
Zep, Inc.	401	8,774
Brush Engineered Materials, Inc.*	380	8,577
Stepan Company	140	7,825
Haynes International, Inc.	220	7,817
Graphic Packaging Holding Company*	2,098	7,574
KapStone Paper and Packaging Corporation*	610	7,241
Wausau Paper Corporation*	809	6,909
Spartech Corporation*	573	6,704
Omnova Solutions, Inc.*	819	6,429
Myers Industries, Inc.	596	6,246
Olympic Steel, Inc.	175	5,714
Quaker Chemical Corporation	210	5,693
STR Holdings, Inc.*	230	5,405
Headwaters, Inc.*	1,124	5,159
Zoltek Companies, Inc.*	526	5,071
Innospec, Inc.	441	5,010
LSB Industries, Inc.*	320	4,877
Neenah Paper, Inc.	266	4,213
ICO, Inc.	515	4,161
AM Castle & Company	314	4,110
US Gold Corporation*	1,499	4,047
Graham Packaging Company, Inc.*	318	3,991
ShengdaTech, Inc.*	528	3,955
General Moly, Inc.*	1,191	3,954

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Materials - 1.5% (continued)
Hawkins, Inc.	160	$3,872
Kraton Performance Polymers, Inc.*	207	3,697
Boise, Inc.*	547	3,353
Landec Corporation*	487	3,229
Universal Stainless & Alloy*	126	3,023
American Vanguard Corporation	364	2,967
Bway Holding Company*	143	2,874
China Green Agriculture, Inc.*	198	2,772
AEP Industries, Inc.*	98	2,550
Paramount Gold and Silver Corporation*	1,459	2,028
General Steel Holdings, Inc.*	378	1,554
China Precision Steel, Inc.*	585	1,228
United States Lime & Minerals, Inc.*	30	1,160
Ampal American Israel — Class A*	392	1,090
NL Industries, Inc.	126	1,081
Sutor Technology Group, Ltd.*	136	394
U.S. Concrete, Inc.*	620	236

Total Materials		889,296

Consumer Staples - 1.0%
Casey’s General Stores, Inc.	954	29,956
TreeHouse Foods, Inc.*	651	28,559
Nu Skin Enterprises, Inc. — Class A	925	26,918
Ruddick Corporation	798	25,249
Universal Corporation	475	25,028
United Natural Foods, Inc.*	799	22,476
Lancaster Colony Corporation	358	21,108
Sanderson Farms, Inc.	376	20,157
Diamond Foods, Inc.	407	17,110
Fresh Del Monte Produce, Inc.*	768	15,552
American Italian Pasta Company — Class A*	390	15,159
Darling International, Inc.*	1,547	13,861
Hain Celestial Group, Inc.*	759	13,169
Chiquita Brands International, Inc.*	833	13,103
Winn-Dixie Stores, Inc.*	1,021	12,752
Tootsie Roll Industries, Inc.	457	12,358
Lance, Inc.	526	12,166
Andersons, Inc.	341	11,417
Vector Group, Ltd.	732	11,295
J&J Snack Foods Corporation	256	11,128
WD-40 Company	310	10,177
Central Garden and Pet Company — Class A*	1,107	10,140
Heckmann Corporation*	1,669	9,680
B&G Foods, Inc. — Class A	874	9,160
Boston Beer Company, Inc. — Class A*	165	8,623
Alliance One International, Inc.*	1,670	8,500
Cal-Maine Foods, Inc.	247	8,371
Nash Finch Company	242	8,143
Elizabeth Arden, Inc.*	450	8,100
Dole Food Company, Inc.*	670	7,940

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Consumer Staples - 1.0% (continued)
Weis Markets, Inc.	215	$7,817
Synutra International, Inc.*	336	7,597
Smart Balance, Inc.*	1,171	7,588
Pricesmart, Inc.	305	7,091
Medifast, Inc.*	240	6,031
Spartan Stores, Inc.	416	5,999
Zhongpin, Inc.*	455	5,779
Prestige Brands Holdings, Inc.*	637	5,733
Revlon, Inc. — Class A*	359	5,324
Pantry, Inc.*	418	5,221
Seneca Foods Corporation — Class A*	174	5,067
Great Atlantic & Pacific Tea Company*	630	4,832
American Oriental Bioengineering, Inc.*	1,150	4,692
Coca-Cola Bottling Company Consolidated	79	4,634
Inter Parfums, Inc.	274	4,061
Star Scientific, Inc.*	1,503	3,833
USANA Health Sciences, Inc.*	120	3,769
Ingles Markets, Inc. — Class A	244	3,667
Imperial Sugar Company	232	3,598
American Dairy, Inc.*	185	3,543
Calavo Growers, Inc.	191	3,484
Village Super Market, Inc. — Class A	120	3,364
China-Biotics, Inc.*	183	3,278
China Sky One Medical, Inc.*	189	2,969
Nutraceutical International Corporation*	197	2,943
Farmer Bros Company	126	2,361
AgFeed Industries, Inc.*	522	2,292
National Beverage Corporation	199	2,213
Female Health Company	299	2,144
Diedrich Coffee, Inc.*	60	2,088
Arden Group, Inc. — Class A	19	2,019
Omega Protein Corporation*	347	1,995
Oil-Dri Corporation of America	100	1,931
Overhill Farms, Inc.*	305	1,778
Griffin Land & Nurseries, Inc.	60	1,743
Orchids Paper Products Company*	104	1,711
Schiff Nutrition International, Inc.	209	1,710
Alico, Inc.	66	1,666
HQ Sustainable Maritime Industries, Inc.*	205	1,230
Susser Holdings Corporation*	143	1,208
Harbinger Group, Inc.*	168	1,137
Lifeway Foods, Inc.*	94	1,116
Mannatech, Inc.	295	985

Total Consumer Staples		600,596

Utilities - 1.0%
Piedmont Natural Gas Company, Inc.	1,373	37,867
Nicor, Inc.	845	35,422
WGL Holdings, Inc.	946	32,779

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Utilities - 1.0% (continued)
IDACORP, Inc.	886	$30,673
Cleco Corporation	1,136	30,161
New Jersey Resources Corporation	788	29,597
Portland General Electric Company	1,406	27,150
Southwest Gas Corporation	837	25,043
South Jersey Industries, Inc.	559	23,472
Northwest Natural Gas Company	496	23,114
Black Hills Corporation	725	22,004
Avista Corporation	1,026	21,249
Unisource Energy Corporation	667	20,971
PNM Resources, Inc.	1,623	20,336
Allete, Inc.	555	18,581
NorthWestern Corporation	668	17,909
El Paso Electric Company*	842	17,345
MGE Energy, Inc.	433	15,311
UIL Holdings Corporation	555	15,263
Laclede Group, Inc.	415	13,994
California Water Service Group	367	13,803
Empire District Electric Company	707	12,740
American States Water Company	349	12,110
CH Energy Group, Inc.	291	11,884
SJW Corporation	240	6,101
Chesapeake Utilities Corporation	166	4,947
Southwest Water Company	457	4,771
Unitil Corporation	200	4,650
Central Vermont Public Service Corporation	218	4,397
Middlesex Water Company	247	4,211
Connecticut Water Service, Inc.	159	3,700
Consolidated Water Company, Ltd.	270	3,667
Cadiz, Inc.*	248	3,167
York Water Company	227	3,121
Pennichuck Corporation	90	2,116
Artesian Resources Corporation — Class A	116	2,049
US Geothermal, Inc.*	1,310	1,192

Total Utilities		576,867

Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*	1,283	24,980
Cincinnati Bell, Inc.*	3,804	12,972
AboveNet, Inc.*	252	12,784
PAETEC Holding Corporation*	2,300	10,764
Iowa Telecommunications Services, Inc.	612	10,220
NTELOS Holdings Corporation	566	10,069
Neutral Tandem, Inc.*	614	9,812
Premiere Global Services, Inc.*	1,132	9,350
Cogent Communications Group, Inc.*	836	8,703
Shenandoah Telecommunications Company	445	8,366
Consolidated Communications Holdings, Inc.	438	8,304
Global Crossing, Ltd.*	541	8,196

Schedule of Investments	Dynamic Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 32.3% (continued)
Telecommunication Services - 0.3% (continued)
Atlantic Tele-Network, Inc.	170	$7,638
Alaska Communications Systems Group, Inc.	824	6,691
Cbeyond, Inc.*	435	5,951
USA Mobility, Inc.	423	5,359
General Communication, Inc. — Class A*	780	4,501
SureWest Communications*	270	2,319
HickoryTech Corporation	240	2,119
inContact, Inc.*	510	1,454

Total Telecommunication Services		170,552

TOTAL COMMON STOCKS (Cost $11,880,055)		19,039,257

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 61.7%
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	23,251,018	23,251,018
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	13,028,426	13,028,426
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	115,473	115,473

TOTAL REPURCHASE AGREEMENTS (Cost $36,394,917)		36,394,917

Total Investments - 94.0%
(Cost $48,274,972)		$55,434,174
Cash & Other Assets, Less Liabilities - 6.0%		3,528,421

Total Net Assets - 100.0%		$58,962,595

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,611,630)	157	$9,642

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $29,359,082)	43,262	$1,508,360
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $58,742,056)	86,558	(115,540)

(Total Notional Market Value $88,101,138)		$1,392,820

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Dynamic Funds
March 31, 2010	Inverse Russell 2000® 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 100.1%
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	$24,608,385	$24,608,385
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	13,888,636	13,888,636
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	122,214	122,214

TOTAL REPURCHASE AGREEMENTS (Cost $38,619,235)		38,619,235

Total Investments - 100.1% (Cost $38,619,235)		$38,619,235
Liabilities, Less Cash & Other Assets - (0.1)%		(26,635)

Total Net Assets - 100.0%		$38,592,600

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $6,826,590)	101	$11,581

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $8,532,965)	12,574	$(1,623)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $61,852,797)	91,142	(909,447)

(Total Notional Market Value $70,385,762)		$(911,070)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the March 31, 2010 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days from date of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days from date of purchase or less and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
S&P 500 2x Strategy Fund	$104,418,734	$104,008	$17,637,059	$2,889,906	$125,049,707
Inverse S&P 500 2x Strategy Fund	—	—	139,932,328	—	139,932,328
NASDAQ-100® 2x Strategy Fund	167,483,654	2,052,353	69,790,299	9,239,115	248,565,421
Inverse NASDAQ-100® 2x Strategy Fund	—	—	86,025,838	—	86,025,838
Dow 2x Strategy Fund	24,377,705	151,904	6,807,887	135,336	31,472,832
Inverse Dow 2x Strategy Fund	—	15,880	46,259,476	—	46,275,356
Russell 2000® 2x Strategy Fund	19,039,257	9,642	36,394,917	1,508,360	56,952,176
Inverse Russell 2000® 2x Strategy Fund	—	11,581	38,619,235	—	38,630,816

Liabilities
S&P 500 2x Strategy Fund	—	—	—	—	—
Inverse S&P 500 2x Strategy Fund	—	13,167	—	476,668	489,835
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	62,969	—	8,057,579	8,120,548
Dow 2x Strategy Fund	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	1,031,037	1,031,037
Russell 2000® 2x Strategy Fund	—	—	—	115,540	115,540
Inverse Russell 2000® 2x Strategy Fund	—	—	—	911,070	911,070

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 8. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements, and there were no events or transactions to be reported.

Item 2. Controls and Procedures.
(a)    Based on their evaluation on May 27, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
(b)    There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

EX.-3(i)
CERTIFICATIONS
I, Richard Goldman, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Richard M. Goldman
Richard M. Goldman
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 27, 2010
* Print the name and title of each signing officer under his or her signature.